Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
SDF-NPRT1-1026
1.9921312.100
Asset-Backed Securities - 6.3%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Captree Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2037 (b)(c)(d)		1,080,000	1,081,096
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (b)(c)(d)		26,000,000	26,009,750
Dryden 113 CLO Ltd / Dryden 113 CLO LLC Series 2025-113A Class AR3, CME Term SOFR 3 month Index + 1.09%, 4.8429% 10/15/2037 (b)(c)(d)		545,000	545,327
Dryden 115 CLO Ltd Series 2026-115A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.9392% 4/18/2037 (b)(c)(d)		1,940,000	1,939,909
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (b)(c)(d)		20,490,000	20,553,171
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (b)(c)(d)		6,861,000	6,861,000
HPS Loan Management Ltd Series 2026-19A Class A1R, CME Term SOFR 3 month Index + 1.26%, 5.0129% 4/15/2037 (b)(c)(d)		250,000	250,204
Katayma CLO II Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2037 (b)(c)(d)		2,250,000	2,249,991
Kkr CLO Ltd Series 2026-43A Class A1R2, CME Term SOFR 3 month Index + 1.1%, 4.8529% 4/15/2038 (b)(c)(d)		750,000	748,150
Neuberger Berman Loan Advisers CLO Ltd Series 2026-51A Class AR2, CME Term SOFR 3 month Index + 1%, 4.7522% 10/23/2036 (b)(c)(d)		750,000	750,306
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (b)(c)(d)		20,186,000	20,196,658
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class BR2, CME Term SOFR 3 month Index + 1.35%, 5.1022% 7/23/2036 (b)(c)(d)		750,000	749,623
OCP CLO Ltd / OCP CLO LLC Series 2025-26A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.8295% 4/17/2037 (b)(c)(d)		6,500,000	6,499,747
Peebles Park CLO Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.9537% 4/21/2037 (b)(c)(d)		865,000	865,723
Symphony CLO 30 Ltd Series 2026-30A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 10/20/2037 (b)(c)(d)		1,055,000	1,055,528
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (b)(c)(d)		5,197,000	5,201,859
TOTAL BAILIWICK OF JERSEY			95,558,042
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)		571,071	572,943
Securitized Term Auto Receivables Trust Series 2026-A Class B, 4.284% 3/25/2033 (b)		162,665	161,272
TOTAL CANADA			734,215
GRAND CAYMAN (UK OVERSEAS TER) - 2.5%
522 Funding CLO Ltd Series 2026-5A Class AR2, CME Term SOFR 3 month Index + 1.02%, 4.7729% 4/15/2035 (b)(c)(d)		735,823	736,458
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-AA Class AR, CME Term SOFR 3 month Index + 1.31%, 5.0595% 10/17/2037 (b)(c)(d)		11,000,000	11,025,454
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(d)		11,621,000	11,635,561
Alinea CLO Ltd Series 2025-1A Class CR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2031 (b)(c)(d)		494,376	494,372
Alm Ltd/Ky Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 0.99%, 4.7429% 7/15/2037 (b)(c)(d)		15,000,000	15,008,595
Ares Lx Clo Ltd Series 2026-60A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.4792% 7/18/2034 (b)(c)(d)		875,000	876,134
Ares Lxiv Clo Ltd Series 2026-64AR, CME Term SOFR 3 month Index + 1.2%, 4.8901% 10/22/2039 (b)(c)(d)		1,940,000	1,940,010
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2026-4A Class A1RR, CME Term SOFR 3 month Index + 1%, 4.7292% 10/20/2034 (b)(c)(d)		750,000	750,119
Bain Capital Credit Clo Ltd Series 2025-4A Class A1RR, CME Term SOFR 3 month Index + 0.99%, 4.7422% 4/23/2035 (b)(c)(d)		1,700,000	1,701,379
Bain Capital Credit CLO Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8832% 4/22/2035 (b)(c)(d)		5,716,000	5,720,298
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (b)(c)(d)		15,500,000	15,513,346
Bain Capital Credit CLO Series 2026-2A Class AR3, CME Term SOFR 3 month Index + 0.98%, 4.7092% 7/19/2034 (b)(c)(d)		4,000,000	4,001,364
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8692% 1/20/2036 (b)(c)(d)		3,838,000	3,839,566
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (b)(c)(d)		8,500,000	8,505,126
BETHP Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.8129% 10/15/2036 (b)(c)(d)		305,000	305,326
BETHP Series 2026-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.2529% 10/15/2036 (b)(c)(d)		1,005,000	1,005,002
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (b)(c)(d)		8,329,000	8,338,512
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.7629% 10/15/2034 (b)(c)(d)		1,965,000	1,965,983
Canyon CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (b)(c)(d)		960,000	960,783
Carlyle Global Market Strategies Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 0.98%, 4.7329% 4/15/2035 (b)(c)(d)		750,000	751,200
Cifc AR Mtge Series 2026-3A Class AR, CME Term SOFR 3 month Index + 0.95%, 4.6837% 4/21/2035 (b)(c)(d)		750,000	749,974
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6992% 4/19/2035 (b)(c)(d)		19,000,000	19,001,805
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 7/16/2035 (b)(c)(d)		960,000	960,811
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 4.7395% 1/17/2035 (b)(c)(d)		8,833,000	8,834,016
CIFC Funding Ltd Series 2026-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8861% 7/16/2037 (b)(c)(d)		1,545,000	1,544,998
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.0232% 8/20/2034 (b)(c)(d)		5,000,000	5,003,020
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (b)(c)(d)		7,793,000	7,799,694
Dryden 75 CLO Ltd Series 2025-75A Class AR3, CME Term SOFR 3 month Index + 1.04%, 4.7929% 4/14/2034 (b)(c)(d)		6,555,126	6,557,938
Dryden 95 CLO Ltd Series 2025-95A Class AR, CME Term SOFR 3 month Index + 1.04%, 4.7732% 8/20/2034 (b)(c)(d)		14,700,000	14,707,894
Elmwood CLO VI Ltd Series 2026-3A Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/18/2037 (b)(c)(d)		1,065,000	1,065,870
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (b)(c)(d)		12,569,000	12,570,094
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (b)(c)(d)		18,700,000	18,700,000
Flatiron CLO Ltd Series 2026-1AR Class BR3, CME Term SOFR 3 month Index + 1.3%, 0% 11/16/2036 (b)(c)(d)		1,560,000	1,560,000
Flatiron CLO Ltd Series 2026-1AR Class CR3, CME Term SOFR 3 month Index + 1.55%, 0% 11/16/2036 (b)(c)(d)		1,630,000	1,630,000
Fortress Credit Bsl Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.8022% 10/23/2034 (b)(c)(d)		2,035,000	2,036,571
Fortress Credit Bsl Ltd Series 2026-1A Class B1R, CME Term SOFR 3 month Index + 1.65%, 5.4022% 10/23/2034 (b)(c)(d)		720,000	719,948
Fortress Credit Bsl XII Ltd Series 2026-2A Class AR, CME Term SOFR 3 month Index + 1%, 4.6915% 7/20/2034 (b)(c)(d)		1,725,000	1,726,180
Fortress Credit Bsl XIV Ltd Series 2026-5A Class AR, CME Term SOFR 3 month Index + 1.03%, 4.7644% 10/23/2034 (b)(c)(d)		2,065,000	2,066,177
Fortress Credit Bsl XIV Ltd Series 2026-5A Class B1R, CME Term SOFR 3 month Index + 1.55%, 5.2844% 10/23/2034 (b)(c)(d)		295,000	294,994
Fortress Credit Bsl XXV Ltd Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 1.33%, 5.1051% 7/24/2037 (b)(c)(d)		415,000	416,017
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (b)		2,550,729	2,540,499
Galaxy XXV CLO Ltd Series 2025-25A Class A1RR, CME Term SOFR 3 month Index + 1.11%, 4.9202% 4/25/2036 (b)(c)(d)		3,250,000	3,251,453
Harvest US Clo 2024-2 Ltd Series 2026-2AR Class A1R, CME Term SOFR 3 month Index + 1.24%, 5.0375% 10/15/2037 (b)(c)(d)		2,810,000	2,810,000
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (b)(c)(d)		6,655,000	6,664,224
Jamestown CLO XV Ltd / Jamestown CLO XV Corp Series 2026-15A Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.8029% 7/15/2035 (b)(c)(d)		880,000	879,767
KKR CLO 34 Ltd Series 2025-34A Class AR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2034 (b)(c)(d)		300,000	300,236
KKR CLO 38 Ltd Series 2025-38A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.9029% 1/15/2038 (b)(c)(d)		520,000	519,382
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.7929% 10/15/2034 (b)(c)(d)		1,265,000	1,264,994
Madison Park Funding XLIX Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7792% 10/19/2034 (b)(c)(d)		1,300,000	1,301,210
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (b)(c)(d)		7,758,000	7,761,576
Madison Park Funding XLVI Ltd Series 2025-46A Class ARR, CME Term SOFR 3 month Index + 1%, 4.7529% 10/15/2034 (b)(c)(d)		5,100,000	5,102,234
Madison Pk Fdg XLVII Ltd / Madison Pk Fdg XLVII LLC Series 2026-47A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9462% 4/19/2037 (b)(c)(d)		700,000	702,495
Magnetite XXI Ltd Series 2026-21A Class AR2, CME Term SOFR 3 month Index + 0.98%, 4.7092% 4/20/2034 (b)(c)(d)		21,628,727	21,636,254
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (b)(c)(d)		7,851,000	7,857,171
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (b)(c)(d)		4,548,000	4,549,574
Nassau Ltd Series 2026-1A Class B1RR, CME Term SOFR 3 month Index + 1.6%, 5.3529% 1/15/2035 (b)(c)(d)		680,000	680,107
Neuberger Berman Loan Advisers CLO 45 Ltd Series 2025-45A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.8006% 10/14/2036 (b)(c)(d)		9,790,000	9,795,884
Northwoods Capital Ltd Series 2025-27A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.5495% 10/17/2034 (b)(c)(d)		1,230,000	1,230,920
Oak Hill Credit Partners X-R Ltd Series 2025-10RA Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 4/20/2038 (b)(c)(d)		15,000,000	14,976,300
Oaktree CLO Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.7229% 1/15/2035 (b)(c)(d)		6,065,000	6,066,832
Octagon 56 Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.8029% 10/15/2034 (b)(c)(d)		6,000,000	6,006,600
Octagon 57 Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.07%, 4.8229% 10/15/2034 (b)(c)(d)		14,380,000	14,398,392
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (b)(c)(d)		7,453,000	7,457,047
Ozlm Xix Ltd Series 2026-19A Class A1R3, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (b)(c)(d)		635,000	634,682
Palmer Square CLO Ltd Series 2026-1A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 4.9392% 4/18/2037 (b)(c)(d)		1,065,000	1,066,393
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(d)		8,994,212	8,996,695
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (b)(c)(d)		12,350,000	12,363,881
Pikes Peak CLO 16 Ltd Series 2026-16A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.99% 7/25/2039 (b)(c)(d)		2,620,000	2,625,554
Pstat Series 2026-2A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.9029% 1/15/2033 (b)(c)(d)		1,000,000	1,000,061
RAD CLO Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 4.8802% 1/25/2037 (b)(c)(d)		3,800,000	3,800,167
Regatta X Funding Ltd Series 2026-3A Class AR2, CME Term SOFR 3 month Index + 1.23%, 5.0358% 7/17/2037 (b)(c)(d)		4,410,000	4,411,755
Rockford Tower CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2035 (b)(c)(d)		1,400,000	1,400,442
Romark Clo LLC Series 2025-5A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.9429% 1/15/2035 (b)(c)(d)		1,430,000	1,432,202
Rr 47 Ltd / Rr 47 LLC Series 2026-47A, CME Term SOFR 3 month Index + 0.85%, 4% 10/15/2041 (b)(c)(d)		800,000	800,000
Sound Point CLO Xxxi Ltd Series 2026-3A Class AR, CME Term SOFR 3 month Index + 1.07%, 4.8802% 10/25/2034 (b)(c)(d)		835,000	835,311
Symphony CLO 43 Ltd Series 2026-43A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 4/15/2037 (b)(c)(d)		490,000	490,412
Thayer Park CLO Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.95%, 5.6792% 4/20/2034 (b)(c)(d)		750,000	747,611
Thl Credit Wind River CLO Ltd Series 2025-3A Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9529% 1/15/2038 (b)(c)(d)		1,065,000	1,065,104
Trinitas CLO X Ltd Series 2025-10A Class AR2, CME Term SOFR 3 month Index + 1.14%, 4.8929% 1/15/2035 (b)(c)(d)		1,400,000	1,397,549
Trinitas Clo Xvi Ltd Series 2026-16AR Class A1R2, CME Term SOFR 3 month Index + 0.94%, 4.7163% 7/20/2034 (b)(c)(d)		2,800,000	2,800,000
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (b)(c)(d)		6,146,000	6,147,432
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (b)(c)(d)		22,000,000	22,000,000
Wind River CLO Ltd Series 2026-1A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 7/20/2035 (b)(c)(d)		1,255,000	1,255,702
Wind River CLO Ltd Series 2026-1A Class B1RR, CME Term SOFR 3 month Index + 1.5%, 5.2792% 7/20/2035 (b)(c)(d)		1,040,000	1,040,264
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			407,084,957
IRELAND - 0.0%
Avoca CLO XXII DAC Series 2026-22XR Class XR, 3 month EURIBOR + 0.9%, 3.622% 10/15/2040 (c)(d)(g)	EUR	4,000,000	4,646,200
Carlyle Euro CLO DAC Series 2026-1X Class X, 3 month EURIBOR + 0.9%, 3.411% 2/15/2039 (c)(d)(g)	EUR	2,565,000	2,979,352
TOTAL IRELAND			7,625,552
UNITED STATES - 3.2%
37 Capital CLO 4 Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8429% 4/15/2035 (b)(c)(d)		2,500,000	2,501,033
ACHM Trust Series 2026-HE1 Class A, 5.82% 8/25/2056 (b)		940,638	939,550
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)		1,749,193	1,749,647
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (b)		8,551,595	8,548,465
Affirm Asset Securitization Trust Series 2026-X1 Class B, 4.59% 4/15/2031 (b)		100,000	99,742
Affirm Asset Securitization Trust Series 2026-X1 Class C, 4.82% 4/15/2031 (b)		105,000	104,609
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)		245,000	245,150
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (b)		4,977,000	4,941,807
Affirm Master Trust Series 2026-3A Class C, 5.18% 8/15/2034 (b)		1,150,000	1,146,579
Affirm Master Trust Series 2026-3A Class D, 5.42% 8/15/2034 (b)		1,080,000	1,076,690
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		437,266	438,444
Ally Bank Series 2026-A Class A2, 4.582% 3/15/2034 (b)		485,064	483,311
Ally Bank Series 2026-A Class C, 4.856% 3/15/2034 (b)		214,630	213,976
Ally Bank Series 2026-A Class D, 5.248% 3/15/2034 (b)		214,630	214,327
Ally Bank/UT Series 2024-A Class B, 5.827% 5/17/2032 (b)		393,266	397,069
Ally Bank/UT Series 2024-B Class A2, 4.97% 9/15/2032 (b)		701,421	703,466
Ally Bank/UT Series 2024-B Class B, 5.117% 9/15/2032 (b)		116,235	116,624
Ally Bank/UT Series 2025-B Class B, 4.501% 9/15/2033 (b)		282,960	281,542
Ally Bank/UT Series 2025-B Class C, 4.697% 9/15/2033 (b)		245,906	244,856
Ally Bank/UT Series 2025-B Class D, 4.942% 9/15/2033 (b)		963,413	959,907
Ally Bank/Utah Series 2026-B Class C, 5.078% 6/15/2034 (b)		460,000	459,930
Ally Bank/Utah Series 2026-B Class D, 5.352% 6/15/2034 (b)		580,000	579,231
Amur Equipment Finance Receivables Xi LLC Series 2022-2A Class C, 6.27% 1/22/2029 (b)		675,000	675,529
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)		3,946,536	3,949,831
Angel Oak Mortgage Trust Series 2026-HB1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0432% 5/25/2056 (b)(c)(d)		675,000	675,744
Angel Oak Mortgage Trust Series 2026-HB1 Class M1, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.2432% 5/25/2056 (b)(c)(d)		270,000	270,271
Applebee's Funding LLC / IHOP Funding LLC Series 2023-1A Class A2, 7.824% 3/5/2053 (b)		4,130,000	4,139,641
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (b)		947,520	945,416
Arbys Funding LLC Series 2026-1A Class A2, 6.369% 10/30/2056 (b)		1,435,000	1,432,314
ARI Fleet Lease Trust Series 2026-B Class B, 4.74% 2/15/2035 (b)		130,000	128,595
ARI Fleet Lease Trust Series 2026-B Class C, 4.9% 2/15/2035 (b)		100,000	98,813
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (b)		1,703,000	1,689,756
Avant Credit Card Master Trust Series 2026-1A Class A, 5.54% 3/15/2032 (b)		190,000	189,728
Avant Credit Card Master Trust Series 2026-1A Class B, 5.84% 3/15/2032 (b)		100,000	100,006
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A Class A, 5.49% 6/20/2029 (b)		1,500,000	1,514,382
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A, 5.81% 12/20/2029 (b)		4,250,000	4,321,559
Avis Budget Rental Car Funding AESOP LLC Series 2023-8A Class A, 6.02% 2/20/2030 (b)		14,300,000	14,629,197
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A Class A, 5.36% 6/20/2030 (b)		6,665,000	6,717,392
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class B, 5.58% 12/20/2030 (b)		2,210,000	2,220,681
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)		1,384,000	1,381,400
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)		4,336,000	4,260,019
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (b)		1,285,000	1,274,335
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (b)		4,545,000	4,542,898
Axis Equipment Finance Receivables LLC Series 2026-1A Class C, 5.38% 11/21/2033 (b)		620,000	617,216
Axis Equipment Finance Receivables LLC Series 2026-1A Class D, 5.82% 2/21/2034 (b)		395,000	393,816
Battalion CLO XIX Ltd Series 2026-19A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.3529% 4/15/2034 (b)(c)(d)		1,040,000	1,040,983
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037		2,385,000	2,374,561
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)		229,278	230,233
Bridgecrest Lending Auto Securitization Trust Series 2026-1 Class D, 4.99% 11/17/2031		140,000	138,213
Bridgecrest Lending Auto Securitization Trust Series 2026-2 Class C, 4.88% 2/17/2032		300,000	299,139
Bridgecrest Lending Auto Securitization Trust Series 2026-3 Class C, 5.02% 4/15/2032		1,175,000	1,173,162
Bridgecrest Lending Auto Securitization Trust Series 2026-3 Class D, 5.59% 4/15/2032		1,080,000	1,079,738
CarMax Auto Owner Trust Series 2022-3 Class D, 6.2% 1/16/2029		785,000	785,315
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029		3,667,016	3,680,746
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031		8,360,000	8,276,943
CarMax Auto Owner Trust Series 2026-2 Class C, 4.75% 6/15/2032		980,000	964,188
CarMax Auto Owner Trust Series 2026-3 Class C, 5% 10/15/2032		550,000	546,621
CarMax Auto Owner Trust Series 2026-3 Class D, 5.36% 7/15/2033		950,000	945,615
CarMax Select Receivables Trust Series 2025-B Class C, 4.83% 6/16/2031		560,000	556,133
CarMax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030		3,640,000	3,633,761
CarMax Select Receivables Trust Series 2026-B Class C, 5.19% 10/15/2032		75,000	74,796
CarMax Select Receivables Trust Series 2026-B Class D, 5.8% 10/15/2032		175,000	176,008
Carvana Auto Receivables Trust Series 2024-N1 Class C, 5.8% 5/10/2030 (b)		1,180,000	1,190,570
Carvana Auto Receivables Trust Series 2024-N1 Class D, 6.3% 5/10/2030 (b)		330,000	335,050
Carvana Auto Receivables Trust Series 2024-N2 Class C, 5.82% 9/10/2030 (b)		180,000	181,933
Carvana Auto Receivables Trust Series 2025-N1 Class D, 5.66% 5/12/2031 (b)		278,000	279,764
Carvana Auto Receivables Trust Series 2025-P3 Class D, 5.47% 9/12/2033		345,000	339,502
Carvana Auto Receivables Trust Series 2025-P4 Class C, 5.04% 4/12/2032		913,000	894,730
Carvana Auto Receivables Trust Series 2026-P1 Class B, 4.76% 7/12/2032		100,000	98,717
Carvana Auto Receivables Trust Series 2026-P1 Class C, 5.28% 8/10/2032		480,000	474,331
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031		4,320,000	4,316,347
Carvana Auto Receivables Trust Series 2026-P2 Class C, 5.8% 10/12/2032		335,000	337,335
Carvana Auto Receivables Trust Series 2026-P2 Class D, 6.18% 6/12/2034		853,000	847,519
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031		2,505,000	2,497,944
Carvana Auto Receivables Trust Series 2026-P3 Class C, 5.81% 2/10/2033		410,000	408,048
Carvana Auto Receivables Trust Series 2026-P3 Class D, 6.23% 8/10/2034		620,000	618,087
CCG Receivables Trust Series 2024-1 Class C, 5.22% 3/15/2032 (b)		710,000	712,499
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (b)		2,360,000	2,352,458
CCG Receivables Trust Series 2026-1 Class C, 5.17% 1/17/2034 (b)		100,000	99,036
CCG Receivables Trust Series 2026-1 Class D, 5.7% 1/17/2034 (b)		485,000	480,984
Cerberus Loan Funding XLIV LLC Series 2026-5A Class A1R, CME Term SOFR 3 month Index + 1.52%, 5.2729% 1/15/2036 (b)(c)(d)		1,045,000	1,044,947
Chase Auto Owner Trust Series 2026-1A Class A3, 4.53% 6/25/2031 (b)		10,000,000	9,959,774
Chesapeake IV Funding DAC Series 2026-1A Class A3, 4.47% 2/15/2030 (b)		4,780,000	4,767,646
Citigroup Mortgage Loan Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 10/25/2056 (b)(c)(d)		2,452,570	2,454,924
Citigroup Mortgage Loan Trust Series 2026-HE1 Class M2, U.S. 30-Day Avg. SOFR Index + 1.95%, 5.5932% 10/25/2056 (b)(c)(d)		100,000	100,653
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)		467,399	468,782
Clarus Cap Fdg LLC Series 2026-1A Class A2, 4.52% 11/20/2034 (b)		255,000	254,124
Clarus Cap Fdg LLC Series 2026-1A Class B, 5.01% 11/20/2034 (b)		420,000	415,975
Clover CLO LLC Series 2026-1A Class A1R3, CME Term SOFR 3 month Index + 1.23%, 4.8541% 7/15/2037 (b)(c)(d)		2,780,000	2,787,556
Continental Finance Credit Card ABS Master Trust Series 2025-A Class A, 5.4% 12/17/2035 (b)		230,000	227,866
Crossroads Asset Trust Series 2025-A Class C, 5.51% 2/20/2032 (b)		770,000	772,079
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.2818% 7/25/2034 (c)(d)		31,983	31,351
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027		1,512,968	1,517,789
Deephaven Residential Mortgage Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0888% 9/25/2056 (b)(c)(d)		2,150,000	2,149,985
Dell Equipment Finance Trust Series 2024-1 Class C, 5.73% 3/22/2030 (b)		710,000	712,841
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (b)		595,000	598,178
Dell Equipment Finance Trust Series 2026-1A Class C, 4.8% 12/22/2031 (b)		100,000	99,237
Dell Equipment Finance Trust Series 2026-1A Class D, 5.19% 11/22/2032 (b)		100,000	99,157
Dext ABS LLC Series 2025-1 Class D, 5.65% 2/15/2036 (b)		1,215,000	1,216,716
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)		190,007	190,967
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)		470,529	473,740
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)		10,728,220	10,649,117
Drive Auto Receivables Trust Series 2024-2 Class C, 4.67% 5/17/2032		750,000	750,991
Drive Auto Receivables Trust Series 2025-2 Class D, 4.9% 12/15/2032		1,621,000	1,604,311
Driven Brands Fdg LLC / Driven Brands CDA Fdg Corp Series 2021-1A Class A2, 2.791% 10/20/2051 (b)		696,819	651,436
Elara HGV Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (b)		602,959	616,093
Elara HGV Timeshare Issuer LLC Series 2025-A Class A, 4.54% 1/25/2040 (b)		1,167,188	1,150,480
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)		5,165,000	5,180,797
Enterprise Fleet Financing LLC Series 2026-2 Class A2, 4.33% 2/20/2029 (b)		15,520,000	15,476,975
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (b)		180,000	178,868
Enterprise Fleet Financing LLC Series 2026-2 Class A4, 4.59% 1/20/2033 (b)		190,000	188,312
ESART Series 2026-1 Class B, 4.99% 10/15/2032		105,000	104,958
ESART Series 2026-1 Class C, 5.37% 10/15/2032		230,000	230,653
Exeter Automobile Receivables Trust Series 2026-1A Class D, 5% 5/17/2032		165,000	162,231
Exeter Automobile Receivables Trust Series 2026-2A Class C, 4.91% 8/16/2032		600,000	596,846
Exeter Automobile Receivables Trust Series 2026-3A Class A3, 4.47% 7/15/2030		13,505,000	13,479,910
Exeter Automobile Receivables Trust Series 2026-3A Class C, 4.92% 10/15/2032		120,000	119,073
Exeter Automobile Receivables Trust Series 2026-3A Class D, 5.44% 10/15/2032		160,000	158,974
Exeter Automobile Receivables Trust Series 2026-4A, 4.56% 10/15/2030		8,030,000	8,018,195
Exeter Automobile Receivables Trust Series 2026-4A, 4.87% 6/16/2031		250,000	249,575
Exeter Automobile Receivables Trust Series 2026-4A, 5.16% 2/15/2033		705,000	703,448
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		600,000	598,790
FIGRE Trust Series 2026-FL2 Class A2, 5.819% 6/25/2056 (b)		149,244	148,551
FIGRE Trust Series 2026-FL2 Class A3, 5.919% 6/25/2056 (b)		144,430	143,757
FIGRE Trust Series 2026-HE6 Class B, 5.741% 6/25/2056 (b)		297,148	293,929
FIGRE Trust Series 2026-HF3 Class A1A, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 3/25/2056 (b)(c)(d)		1,220,451	1,224,120
FIGRE Trust Series 2026-HF7 Class A, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9432% 7/25/2056 (b)(c)(d)		625,724	625,722
FIGRE Trust Series 2026-HF7 Class B, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1932% 7/25/2056 (b)(c)(d)		391,078	391,076
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (b)(c)(d)		12,475,000	12,478,281
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (b)(c)(d)		9,939,000	9,933,464
Focus Brands Fdg LLC / Jamba Juice Fdg LLC Series 2023-2 Class A2, 8.241% 10/30/2053 (b)		77,800	80,049
Focus Brands Funding LLC Series 2026-1A Class A2, 6.854% 4/30/2056 (b)		1,315,000	1,299,906
Ford Credit Auto Lease Trust Series 2026-B Class B, 4.83% 9/15/2030		880,000	879,551
Ford Credit Auto Owner Trust Series 2023-A Class B, 5.07% 1/15/2029		500,000	501,923
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028		800,190	802,282
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029		3,488,857	3,495,029
Ford Credit Auto Owner Trust Series 2026-2 Class B, 10.13% 2/15/2039 (b)(h)		510,000	506,170
Ford Credit Auto Owner Trust Series 2026-A Class B, 4.34% 4/15/2032		230,000	226,242
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)		7,670,000	7,713,102
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030		5,785,000	5,781,604
Fordf Series 2025-1 Class B, 4.84% 4/15/2030		2,915,000	2,914,902
Fortress Credit Bsl Xi Ltd Series 2026-3AR Class B1R, CME Term SOFR 3 month Index + 1.55%, 5.3103% 7/20/2034 (b)(c)(d)		1,205,000	1,205,000
GM Financial Automobile Leasing Trust Series 2026-1 Class B, 4.12% 1/22/2030		70,000	69,217
Gm Financial Automobile Leasing Trust Series 2026-3 Class B, 4.71% 7/22/2030		505,000	502,253
GMF Floorplan Owner Revolving Trust Series 2026-1A Class A1, 4.57% 5/15/2031 (b)		8,750,000	8,720,751
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class C, 5.44% 5/15/2034 (b)		15,000	14,962
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)		114,208	114,362
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (b)		16,740,000	16,723,550
GS Mortgage-Backed Securities Trust Series 2026-AH2 Class A1A, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 11/25/2056 (b)(c)(d)		2,220,596	2,222,113
GS Mortgage-Backed Securities Trust Series 2026-HE2 Class M1, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3425% 10/25/2066 (c)(d)		925,000	924,996
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (b)		5,145,000	5,135,484
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (b)		538,650	522,425
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (b)		1,629,250	1,530,902
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2024-1A Class A2, 7.253% 3/20/2054 (b)		1,548,159	1,570,468
Hilton Grand Vacations Trust Series 2026-2A Class B, 5.1% 3/27/2045 (b)		315,008	312,502
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/2039 (b)		29,099	28,917
HPEFS Equipment Trust Series 2024-1A Class D, 5.82% 11/20/2031 (b)		510,000	512,957
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8388% 9/20/2033 (b)(c)(d)		167,026	167,434
Huntington Bank Auto Credit-Linked Notes Series 2026-1 Class B1, 4.503% 2/20/2034 (b)		234,175	231,401
Huntington Bank Auto Credit-Linked Notes Series 2026-RVM1 Class B1, 5.612% 8/20/2048 (b)		685,000	683,430
Huntington Bank Auto Credit-Linked Notes Series 2026-RVM1 Class C, 5.905% 8/20/2048 (b)		1,635,000	1,630,831
Hyundai Auto Lease Securitization Tr Series 2026-C Class B, 4.83% 11/15/2030 (b)		1,415,000	1,412,350
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029		10,358,000	10,344,380
Hyundai Auto Receivables Trust Series 2025-B Class C, 4.92% 7/15/2032		380,000	378,972
Hyundai Auto Receivables Trust Series 2026-A Class C, 4.31% 6/15/2033		90,000	87,827
Imprint Payments Credit Card Master Trust Series 2026-A Class B, 5.32% 7/15/2030 (b)		270,000	269,825
Imprint Payments Credit Card Master Trust Series 2026-A Class C, 5.71% 7/15/2030 (b)		100,000	99,932
Jack in the Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/2052 (b)		198,071	194,824
Jack in the Box Funding LLC Series 2026-1A Class A2, 7.624% 5/25/2056 (b)		673,313	667,779
JP Morgan Mortgage Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8888% 9/20/2056 (b)(c)(d)		632,710	634,641
JPMorgan Chase Bank NA Series 2026-1 Class C, 5.085% 7/25/2034 (b)		243,190	242,982
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (b)(c)(d)		8,166,000	8,165,951
Lasar Series 2026-A Class A3, 4.79% 11/15/2032 (b)		15,575,000	15,571,089
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (b)		12,460,000	12,448,275
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (b)		925,000	923,152
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class B, 6.33% 11/20/2040 (b)		695,997	709,091
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (b)		2,915,000	2,909,809
Mission Lane Credit Card Master Trust Series 2026-A Class B, 5.34% 7/15/2032 (b)		310,000	307,292
MVW LLC Series 2026-1A Class B, 4.97% 3/20/2043 (b)		334,592	330,081
Navient Education Loan Trust Series 2026-A Class A, 4.86% 9/15/2056 (b)		251,540	247,558
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (b)		1,327,656	1,342,001
Navient Refinance Loan Trust Series 2026-A Class A, 4.5% 1/18/2056 (b)		975,072	955,820
Navient Refinance Loan Trust Series 2026-B Class A, 5.07% 6/15/2056 (b)		1,179,476	1,174,253
Navient Student Loan Trust Series 2023-A Class A, 5.51% 10/15/2071 (b)		874,407	880,563
Navistar Financial Dealer Note Master Trust Series 2025-1 Class B, 4.42% 9/25/2030 (b)		245,000	243,712
Nissan Auto Lease Trust Series 2026-B Class C, 5.08% 10/15/2030		885,000	883,090
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		545,307	546,813
NMEF Funding LLC Series 2025-B Class D, 5.47% 1/18/2033 (b)		1,235,000	1,230,126
NMEF Funding LLC Series 2026-A Class C, 4.71% 2/15/2034 (b)		100,000	98,249
NMEF Funding LLC Series 2026-A Class D, 5.22% 2/15/2034 (b)		455,000	447,685
Nslt Afl Series 2021-BA Class AFL, CME Term SOFR 1 month Index + 0.8945%, 4.5469% 4/20/2062 (b)(c)(d)		125,356	124,798
Nslt Afl Series 2021-BA Class AFX, 1.42% 4/20/2062 (b)		113,960	108,321
Octane Receivables Trust Series 2023-2A Class D, 7.38% 6/20/2031 (b)		140,000	143,055
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (b)		195,344	195,740
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (b)		935,902	936,811
Octane Receivables Trust Series 2024-RVM1 Class D, 6.3% 1/22/2046 (b)		825,000	832,470
Octane Receivables Trust Series 2025-RVM1 Class B, 4.83% 12/20/2046 (b)		325,000	321,498
Octane Receivables Trust Series 2025-RVM1 Class C, 5.26% 12/20/2046 (b)		1,000,000	991,221
Octane Receivables Trust Series 2026-RVM1 Class B, 5.18% 6/20/2047 (b)		100,000	99,887
Octane Receivables Trust Series 2026-RVM1 Class C, 5.54% 6/20/2047 (b)		1,908,000	1,905,308
Octane Receivables Trust Series 2026-RVM1 Class D, 6.06% 6/20/2047 (b)		100,000	99,766
OneMain Financial Issuance Trust Series 2026-2A Class B, 5.27% 1/14/2038 (b)		100,000	99,697
OneMain Financial Issuance Trust Series 2026-2A Class C, 5.47% 1/14/2038 (b)		645,000	643,450
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (b)		4,985,000	4,978,129
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)		2,029,000	2,017,324
Optn Series 2026-A Class A, 4.32% 1/9/2034 (b)		674,000	666,947
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (b)		1,960,000	1,953,439
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)		2,286,264	2,255,586
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (b)		2,590,000	2,572,647
Post Road Equipment Finance LLC Series 2026-1A Class B, 4.91% 2/15/2033 (b)		100,000	98,811
Post Road Equipment Finance LLC Series 2026-1A Class C, 5.12% 6/15/2033 (b)		675,000	667,917
Post Road Equipment Finance Series 2024-1A Class B, 5.58% 10/15/2030 (b)		84,892	84,923
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (b)		387,381	387,505
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)		1,094,214	1,095,764
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)		1,781,222	1,779,430
RHCCT Series 2026-1A Class B, 4.99% 7/21/2031 (b)		315,000	313,878
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (b)		2,129,257	2,124,770
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (b)		3,675,000	3,672,175
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)		117,649	117,742
Saif Securitization Trust Series 2026-CES1 Class A1A, 5.399% 2/25/2056 (b)(c)		503,103	497,699
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (b)		153,249	153,479
Santander Bank NA - Sbcln Series 2025-A Class D, 5.151% 1/16/2034 (b)		1,170,000	1,167,786
Santander Bank NA - Sbcln Series 2026-A Class C, 4.953% 7/17/2034 (b)		250,000	248,757
Santander Bank NA - Sbcln Series 2026-A Class D, 5.247% 7/17/2034 (b)		250,000	248,762
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030		145,000	143,988
SEB Funding LLC Series 2024-1A Class A2, 7.386% 4/30/2054 (b)		615,012	621,701
SEB Funding LLC Series 2026-1A Class A2, 6.665% 1/30/2056 (b)		1,310,000	1,290,750
SFS Auto Receivables Securitization Trust Series 2023-1A Class B, 5.71% 1/22/2030 (b)		100,000	100,960
SFS Auto Receivables Securitization Trust Series 2023-1A Class C, 5.97% 2/20/2031 (b)		100,000	101,251
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (b)		1,530,000	1,544,322
SFS Auto Receivables Securitization Trust Series 2025-3A Class B, 4.44% 11/20/2031 (b)		845,000	832,605
SFS Auto Receivables Securitization Trust Series 2026-1A Class C, 4.46% 11/21/2033 (b)		345,000	336,774
SFS Auto Receivables Securitization Trust Series 2026-2A Class B, 4.89% 5/20/2033 (b)		200,000	198,504
SFS Auto Receivables Securitization Trust Series 2026-2A Class C, 4.99% 7/20/2034 (b)		70,000	69,363
Sfuel Series 2025-BA Class C, 4.71% 1/22/2030 (b)		725,000	721,420
Sierra Timeshare Receivables Funding LLC Series 2026-2A Class C, 5.63% 5/20/2043 (b)		1,723,318	1,719,099
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)		713,375	713,290
Sonic Capital LLC Series 2020-1A Class A2II, 4.336% 1/20/2050 (b)		587,500	559,837
Sonic Capital LLC Series 2021-1A Class A2I, 2.19% 8/20/2051 (b)		1,121,983	1,047,556
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class B, 4.89% 8/20/2031 (b)		100,000	99,829
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class C, 5.09% 8/20/2031 (b)		770,000	768,771
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class C, 5.08% 8/20/2029 (b)		2,120,000	2,125,004
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (b)		6,226,000	6,181,308
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class C, 4.44% 8/20/2030 (b)		1,965,000	1,942,049
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (b)		11,542,000	11,470,220
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class B, 4.61% 4/22/2030 (b)		2,775,000	2,749,144
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class C, 4.8% 12/20/2030 (b)		435,000	430,662
Stellantis Financial Underwritten Enhanced Lease Trusts Series 2026-BA Class A3, 4.52% 11/20/2029 (b)		20,000,000	19,924,586
Stellantis Financial Underwritten Enhanced Lease Trusts Series 2026-BA Class C, 5.04% 3/20/2031 (b)		1,160,000	1,151,985
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (c)(d)		42,996	45,641
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)		1,323,335	1,328,063
Towd Point Mortgage Trust Series 2019-HY3 Class A1A, CME Term SOFR 1 month Index + 1.1145%, 4.7818% 10/25/2059 (b)(c)(d)		520,007	520,211
Truist Bank Series 2026-1 Class B, 5.067% 6/26/2034 (b)		697,407	694,774
U S Bank Natl Assn Series 2026-RVM1 Class B1, 4.959% 12/25/2046 (b)		352,375	345,582
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (b)		2,744,000	2,743,794
Verizon Master Trust Series 2024-6 Class C, 4.67% 8/20/2030		600,000	598,681
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030		8,656,000	8,670,868
Verizon Master Trust Series 2025-2 Class C, 5.34% 1/20/2033 (b)		418,000	419,430
Vista PT Securitization Trust Series 2026-CES2 Class A1, 5.418% 5/25/2056 (b)		446,280	444,111
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028		2,135,853	2,148,670
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029		8,713,000	8,727,674
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (b)		9,815,000	9,808,444
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)		66,522	66,871
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)		9,003,282	8,978,569
Wheels Fleet Lease Funding LLC Series 2025-3A Class B, 4.44% 9/18/2040 (b)		210,000	206,305
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029		3,823,414	3,824,958
World Omni Automobile Lease Securitization Trust Series 2026-A Class B, 4.43% 4/15/2030		600,000	594,827
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031		1,396,000	1,384,776
Yamaha Motor Master Trust II Series 2026-A Class B, 4.64% 4/15/2031 (b)		935,000	924,981
Yamaha Motor Master Trust II Series 2026-A Class C, 4.89% 4/15/2031 (b)		100,000	98,673
Zaxby's Funding LLC Series 2021-1A Class A2, 3.238% 7/30/2051 (b)		2,921,250	2,789,394
TOTAL UNITED STATES			518,097,327
TOTAL ASSET-BACKED SECURITIES (Cost $1,030,165,343)			1,029,100,093

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	250,000	248,766
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	5,358,000	5,381,548
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (c)	15,300,000	15,240,228

TOTAL UNITED STATES		20,870,542
TOTAL BANK NOTES (Cost $20,943,548)		20,870,542

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(c)	3,328,705	3,285,728
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	1,506,387	1,326,106
Barclays Mortgage Loan Trust Series 2026-NQM6 Class A1, 5.76% 7/25/2066 (b)(c)	567,267	566,902
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A1, 5.06% 2/25/2066 (b)(c)	106,702	105,346
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A2, 5.314% 2/25/2066 (b)(c)	198,854	196,529
BRAVO Residential Funding Trust Series 2023-NQM7 Class A1, 7.13% 9/25/2063 (b)(c)	361,067	360,526
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (b)(h)	2,081,155	2,061,499
BRAVO Residential Funding Trust Series 2026-NQM4 Class A1, 5.183% 3/25/2066 (b)(c)	185,751	183,711
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1F, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2066 (b)(c)(d)	615,312	616,379
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1FC, 5.36% 6/25/2066 (b)(c)	8,592,480	8,559,378
BRAVO Residential Funding Trust Series 2026-NQMR1 Class A1, 5.395% 8/25/2062 (b)(c)	403,670	400,123
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	263,297	262,370
CIM Trust Series 2022-R3 Class A1, 4.5% 3/25/2062 (b)	372,664	361,184
CLIP Trust Series 2026-NQM1 Class A1, 5.221% 5/25/2071 (b)(c)	261,300	258,741
CLIP Trust Series 2026-NQM1 Class A2, 5.474% 5/25/2071 (b)	223,292	221,331
COLT Funding LLC Series 2026-3 Class A1, 5.119% 5/25/2071 (b)(c)	98,322	97,198
Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 2.5%, 6.1432% 4/25/2043 (b)(c)(d)	463,150	465,072
Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 3/25/2044 (b)(c)(d)	169,928	169,930
Connecticut Avenue Securities Trust Series 2026-R02 Class 1M1, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 2/25/2046 (b)(c)(d)	294,544	294,388
Connecticut Avenue Securities Trust Series 2026-R04 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 7/25/2046 (b)(c)(d)	571,693	571,991
Cross Mortgage Trust Series 2026-NQM3 Class A1, 5.125% 3/25/2071 (b)(c)	449,931	444,307
Cross Mortgage Trust Series 2026-NQM6 Class A2, 5.521% 5/25/2071 (b)	112,453	111,827
Deephaven Residential Mortgage Trust Series 2026-INV2 Class A1, 5.483% 2/25/2071 (b)(c)	275,125	273,998
EFMT Series 2026-INV8 Class A2, 5.876% 8/25/2071 (b)	1,026,213	1,024,988
EFMT Series 2026-NQM1 Class A1F, 4.8432% 2/25/2071 (b)(c)	367,908	367,426
EFMT Series 2026-NQM4 Class A1, 5.466% 4/25/2071 (b)(c)	1,390,471	1,384,328
EFMT Series 2026-NQM4 Class A2, 5.669% 4/25/2071 (b)	1,483,479	1,478,098
EFMT Series 2026-NQM5 Class A1F, 4.9432% 6/25/2071 (b)(c)	1,017,197	1,017,392
EFMT Series 2026-NQM7 Class A1, 5.598% 7/25/2071 (b)	1,694,063	1,689,507
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	5,435	5,507
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0577% 5/25/2045 (c)(d)	427,783	424,170
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1077% 7/25/2046 (c)(d)	406,133	405,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	61,400	60,680
Freddie Mac STACR REMIC Trust Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.0432% 2/25/2042 (b)(c)(d)	307,830	309,659
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 6.5432% 4/25/2042 (b)(c)(d)	445,000	449,909
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 10/25/2045 (b)(c)(d)	181,745	181,583
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 2/25/2046 (b)(c)(d)	344,441	344,440
Freddie Mac STACR REMIC Trust Series 2026-HQA1 Class M1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 5/25/2046 (b)(c)(d)	3,700,336	3,705,348
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	623,117	581,935
GCAT Trust Series 2026-NQM2 Class A1, 5.449% 2/25/2071 (b)(c)	638,723	635,944
HOMES 2026-AFC1 Trust Series 2026-AFC1 Class A1, 4.846% 2/25/2061 (b)(c)	272,198	267,116
HOMES Trust Series 2026-NQM2 Class A1, 5.488% 1/25/2071 (b)(c)	466,691	464,256
JP Morgan Mortgage Trust Series 2026-NQM5 Class A1, 5.677% 1/25/2067 (b)	315,000	314,000
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	1,666,938	1,673,912
MAST LLC Series 2026-R01 Class 2A1, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.4932% 1/25/2046 (b)(c)(d)	610,371	610,369
MAST LLC Series 2026-R01 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 1/25/2046 (b)(c)(d)	665,409	664,541
MFA 2023-NQM4 Trust Series 2023-NQM4 Class A1, 6.105% 12/25/2068 (b)	234,118	233,976
MFA Trust Series 2023-INV2 Class A1, 6.775% 10/25/2058 (b)(h)	131,754	131,531
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC3 Class A1, 5.699% 6/25/2071 (b)(c)	2,800,000	2,800,000
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW2 Class A1, 5.764% 8/25/2071 (b)	370,000	369,109
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A1, 5.075% 3/25/2071 (b)(c)	163,348	161,302
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A2, 5.4% 3/25/2071 (b)	144,679	143,213
New Residential Mortgage Loan Trust Series 2026-NQM6 Class A1, 5.293% 5/25/2066 (b)(c)	813,497	805,986
New Residential Mortgage Loan Trust Series 2026-NQM8 Class A1, 5.564% 8/25/2066 (b)(c)	915,482	912,254
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (b)(c)	542,228	535,950
NYMT Loan Trust Series 2025-INV1 Class A1, 5.402% 4/25/2060 (b)	570,624	568,666
NYMT Loan Trust Series 2026-INV2 Class A1, 5.475% 4/25/2061 (b)(c)	246,279	245,244
NYMT Loan Trust Series 2026-INV3 Class A1, 5.307% 6/27/2061 (b)(c)	1,016,824	1,007,998
NYMT Loan Trust Series 2026-INV4 Class A1, 5.678% 8/25/2061 (b)(c)	1,284,019	1,284,965
OBX Trust Series 2026-HYB1 Class A1B, 3.4119% 2/25/2055 (b)(c)	1,261,979	1,225,007
OBX Trust Series 2026-NQM5 Class A1, 5.321% 1/25/2066 (b)(c)	330,987	328,642
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (b)(c)	6,407,209	6,367,147
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	338,937	321,141
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	46,040	45,694
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	811,124	795,203
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (b)(c)	345,689	337,816
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (b)(c)	2,961,883	2,902,480
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (b)(c)	1,032,002	1,010,845
Onslow Bay Financial Series 2026-NQM4 Class A1, 5.173% 2/25/2066 (b)(c)	237,899	235,136
Onslow Bay Financial Series 2026-NQM4 Class A1B, 5.173% 2/25/2066 (b)	93,294	91,994
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	2,687,480	2,608,216
RCO IX Mortgage LLC Series 2026-4 Class A1, 5.6914% 8/25/2031 (b)	1,320,000	1,317,056
Rocket Mortgage Trust Series 2024-RTL1 Class A1, 5.589% 10/25/2039 (b)	375,000	375,164
Santander Mortgage Asset Receivable Trust Series 2026-NQM6 Class A1, 5.75% 8/25/2066 (b)(c)	2,241,833	2,239,696
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (c)(d)	329	307
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.5078% 11/25/2063 (b)(c)	237,502	237,699
SG Residential Mortgage Trust Series 2026-3 Class A1, 5.188% 4/25/2066 (b)(c)	176,316	174,488
SG Residential Mortgage Trust Series 2026-3 Class A2, 5.492% 4/25/2066 (b)	122,442	121,415
SG Residential Mortgage Trust Series 2026-5 Class A1, 5.505% 8/25/2066 (b)(c)	1,849,692	1,845,403
Spruce Hill Mortgage Loan Trust Series 2022-SH1 Class A1A, 4.1% 7/25/2057 (b)(h)	551,679	550,045
Verus Securitization Trust Series 2026-5 Class A1F, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 5/25/2071 (b)(c)(d)	1,043,036	1,043,646
Verus Securitization Trust Series 2026-6 Class A1, 5.513% 7/27/2071 (b)(c)	2,636,271	2,625,209
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (b)(h)	5,388,695	5,363,565
Verus Series 2026-R3 Class A1, 5.19% 2/27/2068 (b)(c)	459,500	453,252
Visio Trust Series 2026-1 Class A1, 5.602% 8/25/2061 (b)(c)	2,014,486	2,011,235
TOTAL UNITED STATES		83,082,994
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $83,402,490)		83,082,994

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(d)	11,525,000	11,582,625
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(d)	1,637,000	1,639,046
ARES Commercial Mortgage Trust Series 2026-RTL Class B, CME Term SOFR 1 month Index + 1.4%, 5.05% 8/15/2043 (b)(c)(d)	435,000	435,544
ARES Commercial Mortgage Trust Series 2026-RTL Class C, CME Term SOFR 1 month Index + 1.55%, 5.2% 8/15/2043 (b)(c)(d)	865,000	866,081
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	622,213	618,506
Bank Series 2026-BNK52 Class A1, 4.845% 5/15/2069	296,195	294,464
BANK5 Series 2026-5YR20 Class AS, 5.336% 2/15/2059	750,000	743,426
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	160,000	161,926
BANK5 Series 2026-5YR23 Class A3, 5.61% 7/15/2059	1,190,000	1,208,344
BANK5 Series 2026-5YR24 Class A3, 5.832% 8/15/2059	1,690,000	1,732,037
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	196,466	195,584
Benchmark Mortgage Trust Series 2026-B43 Class A1, 4.6544% 4/15/2063	215,677	213,435
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(d)(i)	1,701,634	1,703,761
BMO Mortgage Trust Series 2026-5C14 Class A3, 5.2094% 3/15/2059	490,000	488,307
BMO Mortgage Trust Series 2026-C15 Class A1, 4.9255% 8/15/2059	820,000	816,139
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(d)	14,982,000	14,991,326
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (b)(c)(d)	14,415,000	14,433,019
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(d)	6,355,000	6,338,734
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(d)(i)	13,532,959	13,507,649
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(d)	5,661,738	5,668,815
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(d)	997,770	999,641
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (b)(c)	2,551,128	2,555,114
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(d)	2,510,436	2,512,005
BX Series 2026-CLS Class B, CME Term SOFR 1 month Index + 1.7%, 5.3392% 5/15/2043 (b)(c)(d)	100,000	100,123
BX Series 2026-CLS Class C, CME Term SOFR 1 month Index + 2.35%, 5.9892% 5/15/2043 (b)(c)(d)	100,000	100,372
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (b)(c)	6,790,000	6,806,975
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (b)(c)(d)	1,242,653	1,242,653
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(d)	2,621,823	2,625,919
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(d)(i)	1,754,800	1,758,091
BX Trust Series 2025-ARIA Class C, 5.7012% 12/13/2042 (b)(c)	4,815,000	4,755,266
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 12/15/2044 (b)(c)(d)	2,800,000	2,793,000
BX Trust Series 2025-VOLT Class C, CME Term SOFR 1 month Index + 2.35%, 5.9892% 12/15/2044 (b)(c)(d)	2,800,000	2,789,500
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (b)(c)	2,753,000	2,759,882
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(d)	6,754,323	6,762,766
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(d)	3,152,000	3,153,970
BX Trust Series 2026-LBTY Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 8/15/2048 (b)(c)(d)	2,250,000	2,251,377
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (b)(c)	3,482,987	3,493,871
BX Trust Series 2026-PNDA Class B, CME Term SOFR 1 month Index + 1.5%, 5.1392% 5/15/2043 (b)(c)(d)	1,280,000	1,283,200
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	2,882,550	2,211,090
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	1,753,953	1,323,834
CONE Commercial Mortgage Trust Series 2026-DFW3 Class A, 5.7506% 5/15/2043 (b)(c)	3,049,000	3,001,711
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	648,881	644,236
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 4.99% 11/15/2042 (b)(c)(d)	1,050,000	1,051,313
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(d)	4,152,000	4,157,190
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(d)	4,237,766	4,245,712
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(d)(i)	6,023,461	6,027,226
Grace Trust Series 2020-GRCE Class B, 2.6% 12/10/2040 (b)	750,000	664,383
Hudson Yards Mortgage Trust Series 2026-10HY Class A, 5.2554% 12/10/2039 (b)(c)	965,000	953,243
Hudson Yards Mortgage Trust Series 2026-10HY Class B, 5.3283% 12/10/2039 (b)(c)	390,000	385,276
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (b)(c)(d)	197,740	194,656
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(d)	3,244,000	3,244,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(d)	2,787,000	2,623,264
NXPT Commercial Mortgage Trust Series 2024-STOR Class A, 4.4553% 11/5/2041 (b)(c)	1,370,000	1,332,881
NYC Commercial Mortgage Trust Series 2025-28L Class C, 5.4416% 11/5/2038 (b)(c)	1,655,000	1,645,385
NYC Trust Series 2026-9W57 Class B, 5.3531% 6/6/2040 (b)(c)	820,000	806,395
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.344% 8/10/2042 (b)(c)	750,000	750,282
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(d)	4,872,701	4,875,746
SDR Commercial Mortgage Trust Series 2024-DSNY Class B, CME Term SOFR 1 month Index + 1.7412%, 5.3804% 5/15/2039 (b)(c)(d)(i)	100,000	100,063
SLG Office Trust Series 2026-OMA Class A, 4.9653% 4/15/2041 (b)(c)	1,795,000	1,772,413
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(d)	8,392,000	8,397,245
Texas Coml Mortgage Trust Series 2025-TWR Class A, CME Term SOFR 1 month Index + 1.2931%, 4.9323% 4/15/2042 (b)(c)(d)	800,000	799,502
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,552,396	1,530,820
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (b)(c)(d)	3,393,000	3,376,036
TOTAL UNITED STATES		182,496,395
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $182,906,491)		182,496,395

Fixed-Income Funds - 7.1%
	Shares	Value ($)
Fidelity Advisor Floating Rate High Income Fund - Class Z (j)	42,914,058	388,372,228
Fidelity Investment Grade Securitized ETF (j)	5,487,950	237,244,078
Fidelity SAI Short-Term Treasury Bond Index Fund (j)	53,408,968	530,885,140
TOTAL FIXED-INCOME FUNDS (Cost $1,163,645,002)		1,156,501,446

Foreign Government and Government Agency Obligations - 2.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 4.75% 4/21/2027 (g)	AUD	525,000	376,342
CANADA - 0.8%
Canadian Government 2% 6/1/2028	CAD	10,530,000	7,475,861
Canadian Government 2.25% 6/1/2029	CAD	6,337,000	4,473,545
Canadian Government 2.5% 11/1/2027	CAD	1,790,000	1,286,662
Canadian Government 2.5% 5/1/2028	CAD	7,690,000	5,504,374
Canadian Government 2.75% 8/1/2028	CAD	53,140,000	38,136,419
Canadian Government 3.25% 9/1/2028	CAD	9,100,000	6,594,882
Canadian Government 3.5% 9/1/2029	CAD	21,508,000	15,659,067
Canadian Government 4% 3/1/2029	CAD	59,069,000	43,527,880
Canadian Government 5.75% 6/1/2029 (k)	CAD	1,034,000	797,324
TOTAL CANADA			123,456,014
GERMANY - 0.3%
German Federal Republic 0% 8/15/2029 (g)	EUR	14,030,000	14,971,637
German Federal Republic 0.25% 2/15/2029 (g)	EUR	3,000,000	3,269,926
German Federal Republic 2.1% 4/12/2029 (g)	EUR	14,920,000	16,974,951
German Federal Republic 2.1% 4/12/2029 (g)	EUR	5,210,000	5,929,038
German Federal Republic 2.5% 10/11/2029 (g)(l)	EUR	8,000,000	9,170,930
TOTAL GERMANY			50,316,482
JAPAN - 0.6%
Japan Government 0.1% 3/20/2029	JPY	1,154,050,000	6,916,353
Japan Government 0.1% 6/20/2028	JPY	328,850,000	2,000,602
Japan Government 0.1% 6/20/2028	JPY	27,850,000	169,450
Japan Government 0.1% 9/20/2029	JPY	22,300,000	132,197
Japan Government 0.6% 6/20/2029	JPY	1,883,200,000	11,388,792
Japan Government 0.8% 6/1/2027	JPY	513,400,000	3,199,342
Japan Government 1.9% 3/20/2029	JPY	986,950,000	6,189,644
Japan Government 2.1% 9/20/2029	JPY	508,600,000	3,201,808
Japan Government 2.2% 6/20/2029	JPY	356,600,000	2,253,221
Japan Government 2.2% 9/20/2028	JPY	7,757,900,000	49,006,132
Japan Government 2.8% 9/20/2029	JPY	2,060,400,000	13,238,022
TOTAL JAPAN			97,695,563
MULTI-NATIONAL - 0.1%
European Union 2.625% 7/4/2028 (g)	EUR	20,703,000	23,890,555
ROMANIA - 0.1%
Romanian Republic 2.125% 3/7/2028 (g)	EUR	9,593,000	10,908,752
Romanian Republic 2.875% 3/11/2029 (g)	EUR	1,910,000	2,160,789
Romanian Republic 5.5% 9/18/2028 (g)	EUR	440,000	526,205
TOTAL ROMANIA			13,595,746
SWITZERLAND - 0.1%
Swiss Confederation 0% 6/22/2029 (g)	CHF	3,000,000	3,689,441
Swiss Confederation 4% 4/8/2028 (g)	CHF	8,800,000	11,562,744
TOTAL SWITZERLAND			15,252,185
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 0.875% 10/22/2029 (g)	GBP	803,000	974,888
United Kingdom of Great Britain and Northern Ireland 4% 5/22/2029 (g)	GBP	5,393,000	7,211,012
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (g)	GBP	2,430,000	3,257,743
TOTAL UNITED KINGDOM			11,443,643
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $335,864,341)			336,026,530

Non-Convertible Corporate Bonds - 27.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4.125% 3/15/2029 (g)	EUR	841,000	993,523
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Finance Australia Ltd 0.44% 1/13/2028 (g)	EUR	144,000	161,070
Financials - 0.2%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.888% 1/16/2034 (c)	AUD	5,470,000	3,928,190
Commonwealth Bank of Australia 6.86% 11/9/2032 (c)(g)	AUD	5,350,000	3,886,525
National Australia Bank Ltd 4.45% 10/18/2027	AUD	196,000	139,366
National Australia Bank Ltd 4.85% 3/22/2029	AUD	53,000	37,635
National Australia Bank Ltd 6.322% 8/3/2032 (c)(g)	AUD	5,470,000	3,945,242
			11,936,958
Financial Services - 0.1%
Cimic Finance Ltd 1.5% 5/28/2029 (g)	EUR	8,920,000	9,753,205
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(g)	GBP	3,000,000	3,873,069
TOTAL FINANCIALS			25,563,232
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 3.85% 4/27/2027 (b)		1,230,000	1,223,610
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 3.875% 10/27/2027 (b)		5,000,000	4,950,706
Glencore Funding LLC 4.907% 4/1/2028 (b)		2,043,000	2,046,145
Glencore Funding LLC 5.338% 4/4/2027 (b)		11,432,000	11,485,549
Glencore Funding LLC 5.4% 5/8/2028 (b)		4,126,000	4,160,231
TOTAL MATERIALS			22,642,631
TOTAL AUSTRALIA			50,584,066
AUSTRIA - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CA Immobilien Anlagen AG 3.5% 7/7/2029 (g)	EUR	8,200,000	9,411,556
BELGIUM - 0.2%
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut Services NV 3.75% 2/19/2028 (g)	EUR	4,700,000	5,472,448
Barry Callebaut Services NV 4% 6/14/2029 (g)	EUR	4,000,000	4,664,565
TOTAL CONSUMER STAPLES			10,137,013
Financials - 0.1%
Banks - 0.1%
KBC Group NV 0.125% 1/14/2029 (c)(g)	EUR	100,000	111,269
KBC Group NV 4.875% 4/25/2033 (c)(g)	EUR	1,700,000	2,002,960
KBC Group NV 5.5% 9/20/2028 (c)(g)	GBP	6,500,000	8,862,143
KBC Group NV 5.796% 1/19/2029 (b)(c)		4,837,000	4,901,710
KBC Group NV 6.151% 3/19/2034 (c)(g)	GBP	1,300,000	1,789,900
TOTAL FINANCIALS			17,667,982
Materials - 0.0%
Chemicals - 0.0%
Solvay SA 3.875% 4/3/2028 (g)	EUR	8,400,000	9,808,236
TOTAL BELGIUM			37,613,231
BERMUDA - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Bacardi Ltd 4.7% 5/15/2028 (b)		2,640,000	2,624,171
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd 5.75% 7/1/2030		900,000	913,178
TOTAL BERMUDA			3,537,349
CANADA - 1.8%
Communication Services - 0.1%
Media - 0.0%
Videotron Ltd 3.625% 6/15/2029 (b)		1,041,000	1,001,705
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.2% 3/15/2027		2,425,000	2,408,980
Rogers Communications Inc 5% 2/15/2029		16,540,000	16,532,800
			18,941,780
TOTAL COMMUNICATION SERVICES			19,943,485
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)		6,886,000	6,798,499
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		1,180,000	1,173,901
Enbridge Inc 4.2% 11/20/2028		4,341,000	4,290,227
Enbridge Inc 4.6% 6/20/2028		1,897,000	1,892,573
Enbridge Inc 5.25% 4/5/2027		3,234,000	3,247,222
Enbridge Inc 5.9% 11/15/2026		2,742,000	2,747,206
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		3,614,000	3,617,367
TransCanada PipeLines Ltd 4.25% 5/15/2028		11,078,000	10,995,425
TOTAL ENERGY			27,963,921
Financials - 1.5%
Banks - 1.5%
Bank of Montreal 3.375% 10/15/2030 (c)(g)	EUR	3,000,000	3,449,672
Bank of Montreal 4.062% 9/22/2028 (c)		2,600,000	2,586,197
Bank of Montreal 4.338% 3/19/2030 (c)		20,513,000	20,269,380
Bank of Montreal 4.547% 6/2/2029 (c)		12,500,000	12,451,771
Bank of Montreal 4.709% 12/7/2027	CAD	800,000	586,503
Bank of Montreal 5.039% 5/29/2028	CAD	22,029,000	16,291,399
Bank of Nova Scotia/The 3.1% 2/2/2028	CAD	910,000	655,624
Bank of Nova Scotia/The 3.807% 11/15/2028 (c)	CAD	14,715,000	10,671,096
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)		11,490,000	11,310,403
Bank of Nova Scotia/The 4.578% 6/5/2029 (c)		14,900,000	14,834,502
Bank of Nova Scotia/The 4.68% 2/1/2029	CAD	1,230,000	908,990
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)		8,901,000	8,920,136
Bank of Nova Scotia/The 5% 1/14/2029 (c)(g)	GBP	317,000	429,930
Bank of Nova Scotia/The 5.679% 8/2/2033 (c)	CAD	7,310,000	5,458,278
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (c)		15,200,000	14,967,556
Canadian Imperial Bank of Commerce 4.723% 6/16/2029 (c)		15,800,000	15,770,958
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)		11,000,000	11,012,635
National Bank of Canada 3.75% 1/25/2028 (g)	EUR	387,000	452,261
National Bank of Canada 4.166% 1/20/2029 (c)		5,100,000	5,057,634
Royal Bank of Canada 3.375% 6/15/2030 (c)(g)	EUR	2,500,000	2,882,497
Royal Bank of Canada 3.411% 6/12/2029 (c)	CAD	840,000	604,458
Royal Bank of Canada 3.626% 12/10/2028 (c)	CAD	13,200,000	9,550,535
Royal Bank of Canada 3.831% 3/27/2030 (c)	CAD	3,050,000	2,205,344
Royal Bank of Canada 4.4% 4/17/2030 (c)		18,275,000	18,020,732
Royal Bank of Canada 4.632% 5/1/2028	CAD	4,076,000	2,996,821
Royal Bank of Canada 4.642% 1/17/2028	CAD	8,530,000	6,259,621
Royal Bank of Canada 4.652% 7/10/2029 (c)		20,400,000	20,347,930
Toronto Dominion Bank 4.477% 1/18/2028	CAD	11,175,000	8,183,040
Toronto Dominion Bank 4.68% 1/8/2029	CAD	2,055,000	1,517,729
Toronto Dominion Bank 5.491% 9/8/2028	CAD	14,450,000	10,814,537
TOTAL FINANCIALS			239,468,169
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp 4.8% 5/29/2029 (b)		475,000	471,728
Element Fleet Management Corp 5.037% 3/25/2030 (b)		1,155,000	1,149,522
Element Fleet Management Corp 5.643% 3/13/2027 (b)		1,165,000	1,170,108
TOTAL INDUSTRIALS			2,791,358
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028		825,000	826,862
TOTAL CANADA			297,792,294
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander Chile 4.55% 11/20/2030 (b)		1,250,000	1,226,125
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (g)		1,400,000	1,316,350
TOTAL CHILE			2,542,475
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 7% 5/7/2029 (g)	EUR	2,670,000	3,291,295
DENMARK - 0.4%
Consumer Staples - 0.1%
Beverages - 0.0%
Carlsberg Breweries A/S 4% 10/5/2028 (g)	EUR	955,000	1,123,017
Food Products - 0.0%
Arla Foods amba 3.375% 5/22/2029 (g)	EUR	1,000,000	1,154,874
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (g)	EUR	7,376,000	8,725,255
TOTAL CONSUMER STAPLES			11,003,146
Financials - 0.3%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)		9,799,000	9,783,999
Danske Bank A/S 4.5% 11/9/2028 (c)(g)	EUR	487,000	573,748
Danske Bank A/S 4.613% 10/2/2030 (b)(c)		1,185,000	1,169,777
Danske Bank A/S 4.625% 5/14/2034 (c)(g)	EUR	3,270,000	3,865,135
Danske Bank A/S 4.662% 3/27/2029 (b)(c)		16,548,000	16,521,722
Danske Bank A/S 5.427% 3/1/2028 (b)(c)		1,295,000	1,300,236
Danske Bank A/S 5.705% 3/1/2030 (b)(c)		4,000,000	4,063,130
			37,277,747
Financial Services - 0.1%
Nykredit Realkredit A/S 0.375% 1/17/2028 (g)	EUR	2,960,000	3,304,889
Nykredit Realkredit A/S 4% 7/17/2028 (g)	EUR	1,970,000	2,310,172
Nykredit Realkredit A/S 5.5% 12/29/2032 (c)(g)	EUR	3,200,000	3,788,573
			9,403,634
TOTAL FINANCIALS			46,681,381
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.5% 6/26/2029 (g)	EUR	3,359,000	3,901,714
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 2.25% 6/14/2028 (g)	EUR	5,100,000	5,813,301
TOTAL DENMARK			67,399,542
FINLAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj 4% 1/27/2029 (g)	EUR	5,022,000	5,889,830
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 2.49% 5/26/2028 (g)	CHF	3,400,000	4,338,366
Materials - 0.0%
Paper & Forest Products - 0.0%
Stora Enso Oyj 4.25% 9/1/2029 (g)	EUR	5,330,000	6,290,886
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 1.625% 3/12/2028 (g)	EUR	1,572,000	1,729,344
SATO Oyj 1.375% 2/24/2028 (g)	EUR	8,344,000	9,404,968
TOTAL REAL ESTATE			11,134,312
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj 4% 5/26/2028 (g)	EUR	4,603,000	5,394,100
TOTAL FINLAND			33,047,494
FRANCE - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 2.5% 11/13/2028 (g)	EUR	1,600,000	1,825,703
Orange SA 4% 1/13/2029 (b)		3,519,000	3,455,157
Orange SA 4.25% 1/13/2031 (b)		1,345,000	1,295,883
TOTAL COMMUNICATION SERVICES			6,576,743
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Valeo SE 5.875% 4/12/2029 (g)	EUR	4,300,000	5,246,300
Automobiles - 0.1%
RCI Banque SA 3.5% 1/17/2028 (g)	EUR	1,390,000	1,614,475
RCI Banque SA 4.875% 6/14/2028 (g)	EUR	10,355,000	12,264,270
			13,878,745
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA 3.25% 2/27/2029 (g)	EUR	1,000,000	1,157,529
LVMH Moet Hennessy Louis Vuitton SE 2.75% 11/7/2027 (g)	EUR	2,100,000	2,431,587
			3,589,116
TOTAL CONSUMER DISCRETIONARY			22,714,161
Consumer Staples - 0.1%
Beverages - 0.0%
Pernod Ricard SA 0.5% 10/24/2027 (g)	EUR	500,000	563,858
Pernod Ricard SA 3.25% 11/2/2028 (g)	EUR	500,000	580,298
			1,144,156
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA 2.875% 12/8/2028 (g)	EUR	3,800,000	4,357,478
Carrefour SA 4.125% 10/12/2028 (g)	EUR	1,800,000	2,121,271
			6,478,749
Food Products - 0.0%
Danone SA 3.706% 11/13/2029 (g)	EUR	2,800,000	3,270,595
Personal Care Products - 0.0%
L'Oreal SA 2.5% 1/12/2029 (g)	EUR	1,900,000	2,170,790
TOTAL CONSUMER STAPLES			13,064,290
Energy - 0.1%
Energy Equipment & Services - 0.1%
Technip Energies NV 1.125% 5/28/2028 (g)	EUR	7,431,000	8,286,800
Financials - 1.3%
Banks - 1.3%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (b)		13,856,000	13,747,656
BNP Paribas SA 0.875% 7/11/2030 (c)(g)	EUR	7,700,000	8,253,156
BNP Paribas SA 1.125% 4/17/2029 (c)(g)	EUR	9,100,000	10,184,320
BNP Paribas SA 2.5% 3/31/2032 (c)(g)	EUR	1,600,000	1,847,699
BNP Paribas SA 2.75% 7/25/2028 (c)(g)	EUR	1,800,000	2,082,475
BNP Paribas SA 4.375% 1/13/2029 (c)(g)	EUR	3,300,000	3,884,686
BNP Paribas SA 4.792% 5/9/2029 (b)(c)		23,868,000	23,798,969
BNP Paribas SA 5.288% 2/15/2029	AUD	240,000	170,919
BPCE SA 2.5% 11/30/2032 (c)(g)	GBP	1,500,000	1,965,366
BPCE SA 4.625% 3/2/2030 (c)(g)	EUR	700,000	829,435
BPCE SA 5.25% 4/16/2029 (g)	GBP	4,800,000	6,451,948
BPCE SA 5.75% 6/1/2033 (c)(g)	EUR	1,600,000	1,919,515
BPCE SA 6% 9/29/2028 (c)(g)	GBP	1,200,000	1,641,588
BPCE SA 6.612% 10/19/2027 (b)(c)		2,405,000	2,411,311
BPCE SA 6.714% 10/19/2029 (b)(c)		6,700,000	6,922,723
BPCE SA 7.474% 5/24/2029 (g)	GBP	6,700,000	9,206,575
Credit Agricole SA 2% 3/25/2029 (g)	EUR	5,800,000	6,474,330
Credit Agricole SA 4.25% 7/11/2029 (c)(g)	EUR	4,300,000	5,059,104
Credit Agricole SA 4.631% 9/11/2028 (b)(c)		12,400,000	12,391,056
Credit Agricole SA 5.23% 1/9/2029 (b)(c)		7,400,000	7,433,199
Credit Agricole SA 5.375% 1/15/2029 (c)(g)	GBP	5,400,000	7,353,729
Credit Agricole SA 5.5% 8/28/2033 (c)(g)	EUR	1,600,000	1,913,610
Societe Generale SA 0.875% 9/22/2028 (c)(g)	EUR	1,700,000	1,926,380
Societe Generale SA 1.25% 12/7/2027 (g)	GBP	1,600,000	2,073,708
Societe Generale SA 3.375% 5/14/2030 (c)(g)	EUR	5,500,000	6,317,770
Societe Generale SA 4.857% 7/7/2029 (b)(c)		20,400,000	20,304,388
Societe Generale SA 5.249% 5/22/2029 (b)(c)		10,860,000	10,893,159
Societe Generale SA 5.25% 9/6/2032 (c)(g)	EUR	3,200,000	3,776,708
Societe Generale SA 5.5% 4/13/2029 (b)(c)		7,294,000	7,341,494
Societe Generale SA 5.519% 1/19/2028 (b)(c)		6,906,000	6,925,106
			195,502,082
Insurance - 0.0%
AXA SA 3.25% 5/28/2049 (c)(g)	EUR	1,590,000	1,813,597
AXA SA 3.375% 7/6/2047 (c)(g)	EUR	1,795,000	2,080,981
Credit Agricole Assurances SA 2.625% 1/29/2048 (c)(g)	EUR	2,000,000	2,281,890
Credit Agricole Assurances SA 4.75% 9/27/2048 (c)(g)	EUR	1,300,000	1,533,758
			7,710,226
TOTAL FINANCIALS			203,212,308
Industrials - 0.0%
Construction & Engineering - 0.0%
Vinci SA 0% 11/27/2028 (g)	EUR	1,400,000	1,514,976
Professional Services - 0.0%
MMS USA Holdings Inc 1.25% 6/13/2028 (g)	EUR	2,100,000	2,351,132
Transportation Infrastructure - 0.0%
Cofiroute SA 1.125% 10/13/2027 (g)	EUR	900,000	1,023,352
TOTAL INDUSTRIALS			4,889,460
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 5.626% 3/31/2031 (b)		1,515,000	1,519,008
Real Estate - 0.1%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (g)	EUR	1,100,000	1,273,327
Office REITs - 0.0%
Gecina SA 1.375% 1/26/2028 (g)	EUR	100,000	113,091
Retail REITs - 0.1%
Unibail-Rodamco-Westfield SE 0.75% 10/25/2028 (g)	EUR	6,900,000	7,575,817
Unibail-Rodamco-Westfield SE 3.5% 9/11/2029 (g)	EUR	3,300,000	3,816,674
			11,392,491
TOTAL REAL ESTATE			12,778,909
Utilities - 0.1%
Electric Utilities - 0.0%
Electricite de France SA 4.375% 10/12/2029 (g)	EUR	5,800,000	6,893,109
Water Utilities - 0.1%
Suez SACA 4.625% 11/3/2028 (g)	EUR	6,900,000	8,181,871
TOTAL UTILITIES			15,074,980
TOTAL FRANCE			288,116,659
GERMANY - 2.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 2.25% 4/13/2029 (g)	GBP	455,000	579,385
Media - 0.0%
Bertelsmann SE & Co KGaA 2% 4/1/2028 (g)	EUR	900,000	1,026,434
TOTAL COMMUNICATION SERVICES			1,605,819
Consumer Discretionary - 1.0%
Automobile Components - 0.2%
Continental AG 2.875% 11/22/2028 (g)	EUR	2,960,000	3,393,007
Continental AG 3.5% 10/1/2029 (g)	EUR	4,440,000	5,139,932
Continental AG 3.625% 11/30/2027 (g)	EUR	1,820,000	2,123,294
Continental AG 4% 6/1/2028 (g)	EUR	1,006,000	1,180,762
Schaeffler AG 4.25% 4/1/2028 (g)	EUR	3,300,000	3,860,459
Schaeffler AG 4.75% 8/14/2029 (g)	EUR	1,300,000	1,540,809
ZF Europe Finance BV 2.5% 10/23/2027 (g)	EUR	1,500,000	1,719,050
ZF Europe Finance BV 4.75% 1/31/2029 (g)	EUR	1,300,000	1,521,682
ZF Finance GmbH 3.75% 9/21/2028 (g)	EUR	1,800,000	2,078,989
			22,557,984
Automobiles - 0.8%
BMW Finance NV 1.125% 1/10/2028 (g)	EUR	1,570,000	1,776,128
BMW Finance NV 2.07% 2/14/2030 (g)	AUD	10,000,000	6,241,156
BMW Finance NV 2.625% 1/27/2029 (g)	EUR	9,888,000	11,268,938
BMW Finance NV 3.25% 5/19/2029 (g)	EUR	1,000,000	1,153,109
BMW US Capital LLC 4.15% 4/9/2030 (b)		370,000	358,370
BMW US Capital LLC 4.3% 3/17/2028 (b)		9,864,000	9,800,063
BMW US Capital LLC 4.4% 3/19/2029 (b)		3,535,000	3,496,251
BMW US Capital LLC 4.6% 8/13/2027 (b)		420,000	420,507
BMW US Capital LLC 4.75% 3/21/2028 (b)		5,800,000	5,802,185
BMW US Capital LLC 4.9% 8/6/2029 (b)		1,515,000	1,509,183
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (b)		9,636,000	9,540,536
Mercedes-Benz Finance North America LLC 4.25% 3/10/2029 (b)		8,300,000	8,169,779
Mercedes-Benz Finance North America LLC 4.85% 1/11/2029 (b)		10,700,000	10,680,797
Mercedes-Benz Group AG 1% 11/15/2027 (g)	EUR	224,000	253,887
Mercedes-Benz International Finance BV 3.2% 5/13/2029 (g)	EUR	9,240,000	10,653,230
Volkswagen Financial Services Australia Pty Ltd 5.55% 6/14/2028 (g)	AUD	1,040,000	742,275
Volkswagen Financial Services NV 2.125% 1/18/2028 (g)	GBP	200,000	260,482
Volkswagen Financial Services NV 5.125% 4/4/2029 (g)	GBP	2,200,000	2,971,193
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (b)		625,000	624,374
Volkswagen Group of America Finance LLC 4.55% 9/11/2028 (b)		6,500,000	6,443,169
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)		690,000	685,329
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (b)		1,905,000	1,911,273
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (b)		1,155,000	1,156,678
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)		270,000	270,077
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)		4,283,000	4,298,977
Volkswagen Group of America Finance LLC 6.2% 11/16/2028 (b)		18,600,000	19,030,935
Volkswagen International Finance NV 4.25% 2/15/2028 (g)	EUR	2,000,000	2,348,060
			121,866,941
TOTAL CONSUMER DISCRETIONARY			144,424,925
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
METRO AG 4.625% 3/7/2029 (g)	EUR	8,003,000	9,489,357
REWE International Finance BV 2.75% 7/3/2028 (g)	EUR	8,400,000	9,633,764
TOTAL CONSUMER STAPLES			19,123,121
Financials - 0.7%
Banks - 0.2%
Commerzbank AG 5.25% 3/25/2029 (c)(g)	EUR	6,000,000	7,161,446
Commerzbank AG 6.75% 10/5/2033 (c)(g)	EUR	2,600,000	3,172,481
Commerzbank AG 8.625% 2/28/2033 (c)(g)	GBP	1,400,000	1,970,148
Volkswagen Bank GmbH 2.75% 6/19/2028 (g)	EUR	5,100,000	5,842,815
Volkswagen Bank GmbH 3.625% 11/26/2028 (g)	EUR	2,800,000	3,245,732
Volkswagen Bank GmbH 4.375% 5/3/2028 (g)	EUR	10,100,000	11,881,896
			33,274,518
Capital Markets - 0.5%
Deutsche Bank AG 1.875% 12/22/2028 (c)(g)	GBP	5,300,000	6,897,982
Deutsche Bank AG 2.625% 8/13/2028 (c)(g)	EUR	7,600,000	8,770,397
Deutsche Bank AG 3% 6/16/2029 (c)(g)	EUR	400,000	460,244
Deutsche Bank AG 5% 2/26/2029 (c)(g)	GBP	1,600,000	2,165,457
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)		20,356,000	20,488,126
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)		11,105,000	11,154,001
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		18,974,000	19,427,941
			69,364,148
Consumer Finance - 0.0%
Volkswagen Financial Services AG 0.875% 1/31/2028 (g)	EUR	2,100,000	2,355,360
Volkswagen Financial Services AG 3.625% 5/19/2029 (g)	EUR	1,500,000	1,735,107
			4,090,467
Financial Services - 0.0%
KfW 2.125% 7/31/2028 (g)	EUR	325,000	371,452
KfW 2.625% 4/26/2029 (g)	EUR	1,532,000	1,759,274
KfW 3.125% 10/10/2028 (g)	EUR	759,000	883,386
KfW 3.875% 10/1/2029 (g)	GBP	1,670,000	2,214,842
			5,228,954
Insurance - 0.0%
Allianz SE 3.099% 7/6/2047 (c)(g)	EUR	1,900,000	2,199,426
Allianz SE 4.597% 9/7/2038 (c)(g)	EUR	1,400,000	1,650,825
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.25% 5/26/2049 (c)(g)	EUR	3,400,000	3,893,813
			7,744,064
TOTAL FINANCIALS			119,702,151
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.25% 8/26/2029 (g)	EUR	915,000	1,086,614
Bayer US Finance II LLC 4.375% 12/15/2028 (b)		19,471,000	19,212,260
Bayer US Finance LLC 5.125% 7/20/2031 (b)		905,000	897,523
Bayer US Finance LLC 6.125% 11/21/2026 (b)		7,267,000	7,282,693
EMD Finance LLC 4.125% 8/15/2028 (b)		2,830,000	2,797,652
TOTAL HEALTH CARE			31,276,742
Industrials - 0.2%
Electrical Equipment - 0.0%
Eurogrid GmbH 3.075% 10/18/2027 (g)	EUR	500,000	580,185
Eurogrid GmbH 3.598% 2/1/2029 (g)	EUR	1,300,000	1,515,248
			2,095,433
Machinery - 0.2%
Daimler Truck Finance North America LLC 2.375% 12/14/2028 (b)		8,000,000	7,577,562
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (b)		165,000	164,738
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)		3,143,000	3,153,169
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)		5,716,000	5,727,975
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)		3,295,000	3,315,234
Daimler Truck International Finance BV 3.125% 3/23/2028 (g)	EUR	5,300,000	6,138,711
			26,077,389
TOTAL INDUSTRIALS			28,172,822
Information Technology - 0.0%
Software - 0.0%
SAP SE 3% 6/3/2029 (g)	EUR	2,900,000	3,338,920
Materials - 0.0%
Chemicals - 0.0%
Covestro Finance GmbH 4.75% 11/15/2028 (g)	EUR	4,600,000	5,470,487
Construction Materials - 0.0%
Heidelberg Materials AG 3.5% 10/10/2029 (g)	EUR	1,900,000	2,201,680
TOTAL MATERIALS			7,672,167
Real Estate - 0.1%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 1.75% 11/24/2028 (g)	EUR	8,500,000	9,456,459
Real Estate Management & Development - 0.1%
Aroundtown SA 1.45% 7/9/2028 (g)	EUR	3,300,000	3,689,098
Aroundtown SA 1.625% 1/31/2028 (g)	EUR	500,000	565,567
LEG Immobilien SE 0.875% 11/28/2027 (g)	EUR	900,000	1,015,425
Vonovia SE 0.625% 10/7/2027 (g)	EUR	1,200,000	1,355,938
Vonovia SE 1.5% 1/14/2028 (g)	EUR	5,600,000	6,351,561
			12,977,589
TOTAL REAL ESTATE			22,434,048
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.45% 9/22/2027 (g)	EUR	400,000	465,687
Amprion GmbH 3.875% 9/7/2028 (g)	EUR	4,800,000	5,618,543
			6,084,230
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG 3.625% 2/13/2029 (g)	EUR	970,000	1,135,281
Multi-Utilities - 0.0%
E.ON SE 3.5% 1/12/2028 (g)	EUR	1,283,000	1,496,585
TOTAL UTILITIES			8,716,096
TOTAL GERMANY			386,466,811
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
State Bank of India/London 4.875% 5/5/2028 (g)		1,280,000	1,276,774
Consumer Finance - 0.0%
Tata Capital Ltd 5.389% 7/21/2028 (g)		1,260,000	1,262,747
TOTAL INDIA			2,539,521
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Mandiri Persero Tbk PT 4.9% 3/24/2028 (g)		860,000	855,700
Bank Mandiri Persero Tbk PT 5.25% 4/10/2031 (g)		330,000	327,126

TOTAL INDONESIA			1,182,826
IRELAND - 0.6%
Financials - 0.4%
Banks - 0.1%
AIB Group PLC 4.625% 7/23/2029 (c)(g)	EUR	2,910,000	3,445,589
AIB Group PLC 5.75% 2/16/2029 (c)(g)	EUR	4,920,000	5,902,186
Bank of Ireland Group PLC 4.875% 7/16/2028 (c)(g)	EUR	772,000	909,255
Bank of Ireland Group PLC 7.594% 12/6/2032 (c)(g)	GBP	2,678,000	3,709,948
			13,966,978
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		17,700,000	17,001,857
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028		7,186,000	7,096,309
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029		13,318,000	13,067,376
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027		4,124,000	4,145,330
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		12,599,000	12,730,291
			54,041,163
TOTAL FINANCIALS			68,008,141
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)		1,434,000	1,394,881
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (b)		2,841,000	2,773,888
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)		5,851,000	5,859,450
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)		16,692,000	16,912,547
TOTAL INDUSTRIALS			26,940,766
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Dell Bank International DAC 4.5% 10/18/2027 (Liquidity Facility Dell Technologies Inc) (g)	EUR	1,754,000	2,060,535
TOTAL IRELAND			97,009,442
ISRAEL - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Leumi Le-Israel BM 5.343% 6/29/2029 (b)(g)		1,280,000	1,285,450
ITALY - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano 7.875% 7/31/2028 (g)	EUR	4,400,000	5,470,960
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 3.375% 10/1/2028 (g)	EUR	1,000,000	1,161,446
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 2.5% 1/15/2030 (g)	GBP	420,000	523,132
Intesa Sanpaolo SpA 3.875% 7/14/2027 (b)		8,000,000	7,958,401
Intesa Sanpaolo SpA 5% 6/29/2030 (b)(c)		8,534,000	8,486,535
Intesa Sanpaolo SpA 6.184% 2/20/2034 (c)(g)	EUR	3,120,000	3,798,372
Intesa Sanpaolo SpA 6.5% 3/14/2029 (c)(g)	GBP	8,712,000	12,040,424
UniCredit SpA 3.3% 7/16/2029 (c)(g)	EUR	2,600,000	3,008,771
UniCredit SpA 3.875% 6/11/2028 (c)(g)	EUR	2,981,000	3,480,067
UniCredit SpA 4.45% 2/16/2029 (c)(g)	EUR	2,960,000	3,486,784
UniCredit SpA 5.375% 4/16/2034 (c)(g)	EUR	3,420,000	4,093,875
			46,876,361
Insurance - 0.0%
Generali 5.5% 10/27/2047 (c)(g)	EUR	4,428,000	5,240,729
TOTAL FINANCIALS			52,117,090
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Autostrade per l'Italia SpA 1.625% 1/25/2028 (g)	EUR	2,127,000	2,414,765
Autostrade per l'Italia SpA 2% 12/4/2028 (g)	EUR	5,040,000	5,664,963
Mundys SpA 1.875% 2/12/2028 (g)	EUR	3,431,000	3,887,744
Mundys SpA 4.75% 1/24/2029 (g)	EUR	1,280,000	1,516,474
TOTAL INDUSTRIALS			13,483,946
Utilities - 0.4%
Electric Utilities - 0.3%
ENEL Finance International NV 2.875% 4/11/2029 (g)	GBP	7,000,000	8,982,708
ENEL Finance International NV 3.5% 4/6/2028 (b)		8,779,000	8,606,464
ENEL Finance International NV 3.875% 3/9/2029 (g)	EUR	926,000	1,086,467
ENEL Finance International NV 4.125% 9/30/2028 (b)		11,897,000	11,741,381
ENEL Finance International NV 4.625% 7/13/2029 (b)		1,935,000	1,916,312
ENEL Finance International NV 5.125% 6/26/2029 (b)		8,231,000	8,282,914
Terna - Rete Elettrica Nazionale 3.625% 4/21/2029 (g)	EUR	1,095,000	1,276,138
			41,892,384
Gas Utilities - 0.1%
Snam SpA 3.375% 2/19/2028 (g)	EUR	919,000	1,069,163
Snam SpA 4% 11/27/2029 (g)	EUR	8,800,000	10,350,868
			11,420,031
TOTAL UTILITIES			53,312,415
TOTAL ITALY			125,545,857
JAPAN - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.3252% 11/1/2029 (g)	EUR	3,500,000	4,023,226
NTT Finance Corp 4.567% 7/16/2027 (b)		5,369,000	5,370,137
NTT Finance Corp 4.62% 7/16/2028 (b)		9,015,000	8,974,019
NTT Finance Corp 4.741% 3/31/2028 (b)		12,006,000	11,983,943
NTT Finance Corp 4.8522% 3/29/2029 (g)	GBP	4,280,000	5,776,782
TOTAL COMMUNICATION SERVICES			36,128,107
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 3.501% 7/7/2029 (g)	EUR	1,200,000	1,384,976
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (b)		6,662,000	6,679,823
Financials - 0.4%
Banks - 0.4%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)		4,593,000	4,552,197
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (c)		2,855,000	2,853,028
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)		11,466,000	11,553,377
Mizuho Financial Group Inc 0.47% 9/6/2029 (c)(g)	EUR	2,467,000	2,700,167
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)		10,900,000	10,781,328
Mizuho Financial Group Inc 4.782% 7/13/2030 (c)		20,400,000	20,250,904
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)		2,500,000	2,519,025
			55,210,026
Capital Markets - 0.0%
Nomura Holdings Inc 3.671% 4/6/2029 (g)	EUR	1,700,000	1,975,599
Consumer Finance - 0.0%
Toyota Motor Finance Netherlands BV 3.125% 4/21/2028 (g)	EUR	1,050,000	1,216,765
Toyota Motor Finance Netherlands BV 3.5% 1/13/2028 (g)	EUR	1,867,000	2,177,416
			3,394,181
TOTAL FINANCIALS			60,579,806
TOTAL JAPAN			104,772,712
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 5.375% 4/24/2030 (g)		1,720,000	1,729,856
Industrials - 0.0%
Ground Transportation - 0.0%
Kazakhstan Temir Zholy National Co JSC 4.875% 4/29/2031 (b)		230,000	224,250
TOTAL KAZAKHSTAN			1,954,106
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp 4.625% 1/13/2030 (b)		1,720,000	1,706,237
Financials - 0.0%
Banks - 0.0%
Shinhan Bank Co Ltd 4.5% 3/26/2028 (g)		1,285,000	1,275,129
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2028 (g)		340,000	340,539
LG Energy Solution Ltd 5.375% 7/2/2029 (g)		930,000	934,767
TOTAL INDUSTRIALS			1,275,306
TOTAL KOREA (SOUTH)			4,256,672
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (g)		360,000	343,125
LUXEMBOURG - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Acef Holding SCA 0.75% 6/14/2028 (g)	EUR	4,460,000	4,932,030
Real Estate - 0.3%
Industrial REITs - 0.1%
Prologis International Funding II SA 1.75% 3/15/2028 (g)	EUR	8,680,000	9,841,025
Real Estate Management & Development - 0.2%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (g)	EUR	3,395,000	3,773,070
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (g)	EUR	3,630,000	4,004,748
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (g)	GBP	2,340,000	2,998,882
CBRE Open-Ended Funds SCA SICAV-SIF 0.5% 1/27/2028 (g)	EUR	2,122,000	2,365,380
Logicor Financing Sarl 3.25% 11/13/2028 (g)	EUR	2,490,000	2,860,880
Logicor Financing Sarl 4.625% 7/25/2028 (g)	EUR	5,247,000	6,186,019
P3 Group Sarl 1.625% 1/26/2029 (g)	EUR	6,020,000	6,654,610
SELP Finance Sarl 0.875% 5/27/2029 (g)	EUR	2,240,000	2,416,145
			31,259,734
TOTAL REAL ESTATE			41,100,759
TOTAL LUXEMBOURG			46,032,789
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 5.4% 8/8/2028 (h)		1,265,000	1,270,313
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (g)		1,300,000	1,303,874
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 5.7% 1/24/2030 (g)		430,000	430,705
TOTAL MEXICO			1,734,579
NETHERLANDS - 0.9%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
VIA Outlets BV 1.75% 11/15/2028 (g)	EUR	5,766,000	6,435,418
Consumer Staples - 0.1%
Beverages - 0.0%
Heineken NV 3.5% 1/29/2028 (b)		1,645,000	1,618,152
Food Products - 0.1%
Magnum Icc Finance BV 2.75% 2/26/2029 (g)	EUR	5,670,000	6,471,186
TOTAL CONSUMER STAPLES			8,089,338
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 2.47% 12/13/2029 (b)(c)		7,800,000	7,388,099
ABN AMRO Bank NV 5.5% 9/21/2033 (c)(g)	EUR	4,300,000	5,136,142
Cooperatieve Rabobank UA 1.875% 7/12/2028 (c)(g)	GBP	600,000	793,312
Cooperatieve Rabobank UA 3.875% 11/30/2032 (c)(g)	EUR	2,300,000	2,680,042
Cooperatieve Rabobank UA 4.233% 4/25/2029 (c)(g)	EUR	500,000	588,485
Cooperatieve Rabobank UA 4.625% 5/23/2029 (g)	GBP	4,840,000	6,435,622
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)		6,600,000	6,602,080
Cooperatieve Rabobank UA 7.074% 10/26/2032 (c)(g)	AUD	1,590,000	1,154,662
ING Bank NV 3.25% 5/12/2029 (g)	EUR	1,900,000	2,196,304
ING Groep NV 0.25% 2/18/2029 (c)(g)	EUR	1,100,000	1,220,111
ING Groep NV 0.375% 9/29/2028 (c)(g)	EUR	1,300,000	1,465,243
ING Groep NV 1.125% 12/7/2028 (c)(g)	GBP	11,800,000	15,252,568
ING Groep NV 4.5% 5/23/2029 (c)(g)	EUR	700,000	826,848
ING Groep NV 4.858% 3/25/2029 (c)		19,454,000	19,471,983
ING Groep NV 6.25% 5/20/2033 (c)(g)	GBP	3,900,000	5,355,429
Nationale-Nederlanden Bank NV/The Netherlands 0.5% 9/21/2028	EUR	2,300,000	2,519,112
			79,086,042
Insurance - 0.0%
NN Group NV 4.625% 1/13/2048 (c)(g)	EUR	4,540,000	5,332,589
TOTAL FINANCIALS			84,418,631
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV 0.25% 3/30/2028 (g)	EUR	2,263,000	2,507,885
Wolters Kluwer NV 3.25% 3/18/2029 (g)	EUR	468,000	540,744
TOTAL INDUSTRIALS			3,048,629
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029		565,000	555,602
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028		11,865,000	11,743,861
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027		460,000	459,248
NXP BV / NXP Funding LLC 5.55% 12/1/2028		3,300,000	3,340,069
TOTAL INFORMATION TECHNOLOGY			16,098,780
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV 3.625% 6/16/2029 (g)	EUR	5,500,000	6,365,994
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV 1.25% 6/21/2029 (g)	EUR	5,810,000	6,327,339
CTP NV 3.625% 8/26/2029 (g)	EUR	1,500,000	1,733,803
TOTAL REAL ESTATE			8,061,142
Utilities - 0.0%
Electric Utilities - 0.0%
Alliander NV 3.25% 6/13/2028 (g)	EUR	841,000	975,624
Tennet Netherlands BV 3.875% 10/28/2028 (g)	EUR	834,000	979,364
			1,954,988
Gas Utilities - 0.0%
Nederlandse Gasunie NV 1.375% 10/16/2028 (g)	EUR	5,340,000	5,943,994
TOTAL UTILITIES			7,898,982
TOTAL NETHERLANDS			140,416,914
NORWAY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Var Energi ASA 5% 5/18/2027 (b)		1,805,000	1,807,814
Var Energi ASA 7.5% 1/15/2028 (b)		3,470,000	3,579,344
TOTAL ENERGY			5,387,158
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 0.25% 2/23/2029 (c)(g)	EUR	3,120,000	3,461,751
DNB Bank ASA 1.605% 3/30/2028 (b)(c)		2,670,000	2,625,923
DNB Bank ASA 4.832% 3/30/2032 (b)(c)		1,235,000	1,217,114
TOTAL FINANCIALS			7,304,788
TOTAL NORWAY			12,691,946
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Consumer 3.25% 3/22/2028 (g)		984,000	951,636
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA 3.875% 6/26/2028 (g)	EUR	500,000	586,188
EDP Servicios Financieros Espana SA 4.125% 4/4/2029 (g)	EUR	518,000	611,456

TOTAL PORTUGAL			1,197,644
QATAR - 0.0%
Financials - 0.0%
Banks - 0.0%
QNB Finance Ltd 4.875% 1/30/2029 (g)		430,000	427,364
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SA Global Sukuk Ltd 4.125% 9/17/2030 (g)		1,330,000	1,280,724
SA Global Sukuk Ltd 4.25% 10/2/2029 (g)		330,000	322,162
TOTAL ENERGY			1,602,886
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 1/29/2030 (g)		700,000	700,112
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (g)		1,266,000	1,262,303
TOTAL SAUDI ARABIA			3,565,301
SPAIN - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA 3.5% 3/21/2029 (g)	EUR	8,100,000	9,401,787
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.75% 9/15/2033 (c)(g)	EUR	1,600,000	1,923,011
Banco Bilbao Vizcaya Argentaria SA 8.25% 11/30/2033 (c)(g)	GBP	2,200,000	3,138,355
Banco Santander SA 0.31% 6/9/2028 (g)	CHF	190,000	233,429
Banco Santander SA 2.125% 2/8/2028 (g)	EUR	2,500,000	2,849,638
Banco Santander SA 3.25% 4/2/2029 (c)(g)	EUR	3,100,000	3,591,612
Banco Santander SA 4.75% 8/30/2028 (c)(g)	GBP	10,900,000	14,759,457
Banco Santander SA 5.005% 8/25/2030 (c)		12,400,000	12,358,612
Banco Santander SA 5.552% 3/14/2028 (c)		1,200,000	1,205,562
Banco Santander SA 5.75% 8/23/2033 (c)(g)	EUR	3,100,000	3,716,676
CaixaBank SA 4.818% 4/22/2032 (b)(c)		765,000	748,345
CaixaBank SA 6.25% 2/23/2033 (c)(g)	EUR	1,600,000	1,914,942
CaixaBank SA 6.684% 9/13/2027 (b)(c)		1,760,000	1,761,178
CaixaBank SA 6.875% 10/25/2033 (c)(g)	GBP	2,400,000	3,338,496
TOTAL FINANCIALS			51,539,313
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (g)	EUR	2,300,000	2,713,111
Information Technology - 0.1%
Communications Equipment - 0.1%
Cellnex Finance Co SA 1.5% 6/8/2028 (g)	EUR	5,500,000	6,185,183
Cellnex Finance Co SA 3.625% 1/24/2029 (g)	EUR	6,200,000	7,204,555
TOTAL INFORMATION TECHNOLOGY			13,389,738
Real Estate - 0.0%
Office REITs - 0.0%
Colonial SFL Socimi SA 0.75% 6/22/2029 (g)	EUR	6,600,000	7,118,287
TOTAL SPAIN			84,162,236
SWEDEN - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Tele2 AB 2.125% 5/15/2028 (g)	EUR	5,991,000	6,807,120
Financials - 0.1%
Banks - 0.1%
Skandinaviska Enskilda Banken AB 5% 8/17/2033 (c)(g)	EUR	3,135,000	3,727,500
Svenska Handelsbanken AB 4.625% 8/23/2032 (c)(g)	GBP	2,839,000	3,828,129
Swedbank AB 0.2% 1/12/2028 (g)	EUR	432,000	481,582
Swedbank AB 7.272% 11/15/2032 (c)(g)	GBP	2,764,000	3,840,393
TOTAL FINANCIALS			11,877,604
Industrials - 0.0%
Machinery - 0.0%
Volvo Treasury AB 3.125% 5/6/2029 (g)	EUR	1,000,000	1,151,443
Volvo Treasury AB 3.375% 8/26/2029 (g)	EUR	2,600,000	3,009,575
TOTAL INDUSTRIALS			4,161,018
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Akelius Residential Property Financing BV 1% 1/17/2028 (g)	EUR	503,000	564,906
Castellum AB 3.75% 9/3/2029 (g)	EUR	3,200,000	3,703,168
Heimstaden Bostad AB 3.875% 11/5/2029 (g)	EUR	3,220,000	3,726,665
Heimstaden Bostad Treasury BV 1% 4/13/2028 (g)	EUR	3,870,000	4,303,204
Heimstaden Bostad Treasury BV 1.375% 7/24/2028 (g)	EUR	1,632,000	1,813,582
TOTAL REAL ESTATE			14,111,525
Utilities - 0.0%
Electric Utilities - 0.0%
Vattenfall AB 6.875% 8/17/2083 (c)(g)	GBP	3,970,000	5,463,852
TOTAL SWEDEN			42,421,119
SWITZERLAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom Finance BV 3.125% 5/20/2029 (g)	EUR	1,500,000	1,730,578
Financials - 0.3%
Capital Markets - 0.3%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)		6,168,000	6,132,565
UBS Group AG 3.869% 1/12/2029 (b)(c)		4,100,000	4,053,020
UBS Group AG 4.751% 5/12/2028 (b)(c)		4,900,000	4,903,193
UBS Group AG 5.428% 2/8/2030 (b)(c)		6,500,000	6,565,476
UBS Group AG 7.75% 3/1/2029 (c)(g)	EUR	15,720,000	19,388,049
			41,042,303
Insurance - 0.0%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (c)(g)	EUR	3,410,000	3,862,464
TOTAL FINANCIALS			44,904,767
TOTAL SWITZERLAND			46,635,345
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL 4.26% 3/4/2031 (g)		1,270,000	1,223,277
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 4.5% 5/6/2030 (g)		1,300,000	1,276,236
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 4.848% 9/26/2028 (g)		340,000	336,919
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Emaar Sukuk Ltd 3.875% 9/17/2029 (g)		350,000	338,951
TOTAL UNITED ARAB EMIRATES			1,952,106
UNITED KINGDOM - 2.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
British Telecommunications Ltd 8.375% 12/20/2083 (c)(g)	GBP	3,650,000	5,197,559
Media - 0.0%
Informa PLC 1.25% 4/22/2028 (g)	EUR	2,240,000	2,513,086
Wireless Telecommunication Services - 0.0%
Vodafone International Financing DAC 3.25% 3/2/2029 (g)	EUR	446,000	515,528
TOTAL COMMUNICATION SERVICES			8,226,173
Consumer Discretionary - 0.1%
Distributors - 0.1%
Inchcape PLC 6.5% 6/9/2028 (g)	GBP	6,860,000	9,462,085
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 4.375% 11/28/2029 (g)	EUR	4,400,000	5,202,165
TOTAL CONSUMER DISCRETIONARY			14,664,250
Consumer Staples - 0.3%
Food Products - 0.0%
Unilever Capital Corp 3.3% 6/6/2029 (g)	EUR	1,000,000	1,163,394
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.625% 6/20/2029 (g)	EUR	1,040,000	1,212,280
Reckitt Benckiser Treasury Services PLC 3.625% 9/14/2028 (g)	EUR	1,428,000	1,666,942
			2,879,222
Tobacco - 0.3%
BAT Capital Corp 3.557% 8/15/2027		14,532,000	14,409,648
BAT International Finance PLC 2.25% 6/26/2028 (g)	GBP	3,350,000	4,317,272
BAT International Finance PLC 3.375% 5/11/2029 (g)	EUR	200,000	231,237
BAT International Finance PLC 4.448% 3/16/2028		2,910,000	2,898,603
BAT International Finance PLC 5.931% 2/2/2029		4,083,000	4,185,490
BAT Netherlands Finance BV 3.125% 4/7/2028 (g)	EUR	1,047,000	1,212,412
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)		8,810,000	8,761,260
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)		2,090,000	2,115,117
			38,131,039
TOTAL CONSUMER STAPLES			42,173,655
Financials - 2.2%
Banks - 1.9%
Barclays PLC 4.219% 5/24/2030 (c)		1,370,000	1,338,455
Barclays PLC 4.476% 11/11/2029 (c)		635,000	627,967
Barclays PLC 4.836% 5/9/2028		440,000	439,150
Barclays PLC 4.911% 6/26/2030 (c)		13,320,000	13,229,371
Barclays PLC 4.972% 5/16/2029 (c)		11,100,000	11,102,846
Barclays PLC 5.086% 2/25/2029 (c)		11,414,000	11,443,600
Barclays PLC 5.501% 8/9/2028 (c)		4,366,000	4,396,665
Barclays PLC 5.674% 3/12/2028 (c)		4,899,000	4,929,333
Barclays PLC 7.09% 11/6/2029 (c)(g)	GBP	7,700,000	10,807,009
Barclays PLC 7.385% 11/2/2028 (c)		15,492,000	15,928,618
Barclays PLC 8.407% 11/14/2032 (c)(g)	GBP	2,620,000	3,674,054
HSBC Holdings PLC 3.755% 5/20/2029 (c)(g)	EUR	5,114,000	5,971,587
HSBC Holdings PLC 4.398% 3/10/2030 (c)		1,125,000	1,107,453
HSBC Holdings PLC 4.711% 5/12/2030 (c)		20,000,000	19,799,895
HSBC Holdings PLC 4.899% 3/3/2029 (c)		21,137,000	21,168,787
HSBC Holdings PLC 5.13% 11/19/2028 (c)		1,335,000	1,340,892
HSBC Holdings PLC 5.21% 8/11/2028 (c)		4,100,000	4,119,897
HSBC Holdings PLC 5.597% 5/17/2028 (c)		4,248,000	4,275,193
HSBC Holdings PLC 5.75% 12/20/2027 (g)	GBP	2,040,000	2,788,526
HSBC Holdings PLC 6.211% 3/21/2034 (c)(g)	AUD	2,600,000	1,871,358
HSBC Holdings PLC 6.364% 11/16/2032 (c)(g)	EUR	1,609,000	1,926,631
HSBC Holdings PLC 6.75% 9/11/2028 (g)	GBP	2,450,000	3,414,181
HSBC Holdings PLC 7.39% 11/3/2028 (c)		17,766,000	18,307,195
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)		4,940,000	4,853,280
Lloyds Banking Group PLC 4.25% 11/22/2027 (g)	AUD	2,000,000	1,412,806
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)		11,711,000	11,715,161
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)		1,340,000	1,344,239
Lloyds Banking Group PLC 5.687% 3/6/2030 (c)(g)	AUD	150,000	107,599
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)		21,337,000	21,681,633
Lloyds Banking Group PLC 6.625% 6/2/2033 (c)(g)	GBP	3,910,000	5,394,048
NatWest Group PLC 0.78% 2/26/2030 (c)(g)	EUR	560,000	607,041
NatWest Group PLC 1.043% 9/14/2032 (c)(g)	EUR	1,652,000	1,880,226
NatWest Group PLC 2.057% 11/9/2028 (c)(g)	GBP	4,720,000	6,187,102
NatWest Group PLC 3.619% 3/29/2029 (c)(g)	GBP	1,211,000	1,604,748
NatWest Group PLC 4.771% 2/16/2029 (c)(g)	EUR	3,860,000	4,569,270
NatWest Group PLC 4.892% 5/18/2029 (c)		17,982,000	18,008,558
NatWest Group PLC 5.076% 1/27/2030 (c)		8,700,000	8,725,602
NatWest Group PLC 5.516% 9/30/2028 (c)		13,066,000	13,185,662
NatWest Group PLC 7.416% 6/6/2033 (c)(g)	GBP	1,420,000	1,980,826
NatWest Markets PLC 3.125% 6/30/2029 (g)	EUR	7,000,000	8,041,944
NatWest Markets PLC 4.654% 3/27/2029 (b)		3,045,000	3,025,564
Santander UK Group Holdings PLC 2.421% 1/17/2029 (c)(g)	GBP	880,000	1,151,250
Santander UK Group Holdings PLC 2.956% 2/16/2030 (c)(g)	EUR	3,330,000	3,806,380
Santander UK Group Holdings PLC 3.53% 8/25/2028 (c)(g)	EUR	1,741,000	2,028,433
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)		910,000	897,948
Santander UK Group Holdings PLC 7.482% 8/29/2029 (c)(g)	GBP	3,992,000	5,634,552
Standard Chartered PLC 4.299% 1/13/2030 (b)(c)		13,875,000	13,636,071
Standard Chartered PLC 4.3% 2/19/2027 (b)		335,000	334,469
Standard Chartered PLC 5.076% 8/13/2030 (b)(c)		790,000	788,375
Standard Chartered PLC 5.688% 5/14/2028 (b)(c)		1,180,000	1,187,543
Standard Chartered PLC 6.301% 1/9/2029 (b)(c)		6,880,000	7,002,326
			314,801,319
Capital Markets - 0.0%
Rentokil Terminix Funding PLC 4.625% 4/23/2031 (b)		1,175,000	1,140,295
Consumer Finance - 0.1%
Motability Operations Group PLC 0.125% 7/20/2028 (g)	EUR	4,250,000	4,650,985
Motability Operations Group PLC 1.75% 7/3/2029 (g)	GBP	880,000	1,086,949
Motability Operations Group PLC 3.625% 7/24/2029 (g)	EUR	3,540,000	4,117,303
			9,855,237
Financial Services - 0.2%
LSEG US Finance Corp 4.25% 3/23/2029 (b)		1,600,000	1,575,820
Nationwide Building Society 4.375% 4/16/2034 (c)(g)	EUR	4,590,000	5,386,842
Nationwide Building Society 4.625% 10/29/2028 (c)(g)	EUR	2,504,000	2,955,027
Nationwide Building Society 4.649% 7/14/2029 (b)(c)		10,800,000	10,769,295
Nationwide Building Society 6.557% 10/18/2027 (b)(c)		6,369,000	6,385,974
			27,072,958
Insurance - 0.0%
Legal & General Group PLC 5.125% 11/14/2048 (c)(g)	GBP	2,870,000	3,856,469
TOTAL FINANCIALS			356,726,278
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 3.402% 3/1/2030 (g)	EUR	6,500,000	7,532,705
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 1.625% 5/9/2028 (g)	EUR	740,000	835,881
Rolls-Royce PLC 5.75% 10/15/2027 (g)	GBP	1,644,000	2,247,920
Rolls-Royce PLC 5.75% 10/15/2027 (b)		1,845,000	1,861,848
			4,945,649
Commercial Services & Supplies - 0.0%
RELX Finance BV 3.25% 5/22/2029 (g)	EUR	2,400,000	2,770,211
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 2.625% 3/16/2028 (g)	GBP	2,978,000	3,868,991
TOTAL INDUSTRIALS			11,584,851
Information Technology - 0.0%
Software - 0.0%
Sage Group PLC/The 3.82% 2/15/2028 (g)	EUR	3,936,000	4,589,997
Utilities - 0.1%
Electric Utilities - 0.0%
National Grid Electricity Distribution East Midlands PLC 3.53% 9/20/2028 (g)	EUR	529,000	615,903
National Grid Electricity Distribution South West PLC 2.375% 5/16/2029 (g)	GBP	861,000	1,094,159
			1,710,062
Multi-Utilities - 0.1%
National Grid PLC 0.163% 1/20/2028 (g)	EUR	1,750,000	1,947,997
National Grid PLC 3.875% 1/16/2029 (g)	EUR	3,668,000	4,297,166
			6,245,163
Water Utilities - 0.0%
Northumbrian Water Finance PLC 2.375% 10/5/2027 (g)	GBP	803,000	1,056,653
SW Finance I PLC 2.375% 5/28/2028 (g)	GBP	428,000	549,147
Wessex Water Services Finance PLC 1.5% 9/17/2029 (g)	GBP	2,440,000	2,933,215
			4,539,015
TOTAL UTILITIES			12,494,240
TOTAL UNITED KINGDOM			457,992,149
UNITED STATES - 13.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
AT&T Inc 4.1% 2/15/2028		475,000	471,273
Comcast Corp 1.5% 2/20/2029	GBP	4,792,000	5,947,938
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (b)		2,605,000	2,567,760
SBA Tower Trust 6.599% 11/15/2052 (b)		725,000	729,542
Space Exploration Technologies Corp 5.35% 7/15/2031 (b)		1,130,000	1,104,518
Verizon Communications Inc 0.1925% 3/24/2028 (g)	CHF	2,755,000	3,386,355
Verizon Communications Inc 0.375% 3/22/2029	EUR	1,570,000	1,688,796
Verizon Communications Inc 2.35% 3/23/2028 (g)	AUD	1,350,000	923,335
			16,819,517
Entertainment - 0.0%
Take-Two Interactive Software Inc 4.95% 3/28/2028		1,560,000	1,564,070
Interactive Media & Services - 0.0%
Alphabet Inc 5.2% 8/27/2029	AUD	8,100,000	5,788,440
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028		12,405,000	12,155,932
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		22,315,000	22,129,291
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032		1,435,000	1,436,571
Cox Communications Inc 3.35% 9/15/2026 (b)		290,000	289,878
Cox Communications Inc 3.5% 8/15/2027 (b)		740,000	731,850
Cox Communications Inc 5.45% 9/15/2028 (b)		1,110,000	1,115,276
Discovery Global Holdings Inc 3.755% 3/15/2027		3,870,000	3,845,619
			41,704,417
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.375% 4/15/2029		6,683,000	6,443,473
T-Mobile USA Inc 3.55% 5/8/2029	EUR	562,000	653,678
			7,097,151
TOTAL COMMUNICATION SERVICES			72,973,595
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Robert Bosch Finance LLC 2.75% 5/28/2028 (g)	EUR	500,000	574,681
Robert Bosch Finance LLC 3.25% 5/21/2029 (g)	EUR	900,000	1,037,268
			1,611,949
Automobiles - 1.0%
American Honda Finance Corp 0.3% 7/7/2028	EUR	9,500,000	10,417,527
American Honda Finance Corp 1.5% 10/19/2027	GBP	986,000	1,287,359
American Honda Finance Corp 2.85% 6/27/2028	EUR	3,436,000	3,946,980
American Honda Finance Corp 4.55% 4/10/2028		13,095,000	13,051,627
American Honda Finance Corp 4.9% 4/10/2031		375,000	369,971
American Honda Finance Corp 5.65% 11/15/2028		2,035,000	2,071,895
General Motors Financial Co Inc 3.9% 1/12/2028 (g)	EUR	679,000	794,416
General Motors Financial Co Inc 4.2% 10/27/2028		10,301,000	10,161,853
General Motors Financial Co Inc 4.3% 2/15/2029 (g)	EUR	8,210,000	9,684,693
General Motors Financial Co Inc 4.5% 11/22/2027 (g)	EUR	2,005,000	2,361,127
General Motors Financial Co Inc 4.75% 4/6/2029		13,500,000	13,421,160
General Motors Financial Co Inc 5.35% 7/15/2027		865,000	870,998
General Motors Financial Co Inc 5.4% 5/8/2027		9,491,000	9,543,522
General Motors Financial Co Inc 5.5% 1/12/2030 (g)	GBP	470,000	640,494
General Motors Financial Co Inc 5.8% 1/7/2029		10,483,000	10,677,258
General Motors Financial Co Inc 6% 1/9/2028		13,678,000	13,875,095
Hyundai Capital America 2.375% 10/15/2027 (b)		7,512,000	7,321,520
Hyundai Capital America 2.875% 6/26/2028 (g)	EUR	3,760,000	4,319,131
Hyundai Capital America 3.283% 6/25/2029 (g)	EUR	2,000,000	2,300,682
Hyundai Capital America 4.25% 1/8/2029 (b)		520,000	511,291
Hyundai Capital America 4.5% 6/16/2028 (b)		7,956,000	7,910,989
Hyundai Capital America 4.6% 4/6/2028 (b)		8,200,000	8,170,339
Hyundai Capital America 4.75% 6/18/2029 (b)		595,000	590,243
Hyundai Capital America 4.875% 6/23/2027 (b)		9,587,000	9,622,073
Hyundai Capital America 5% 1/7/2028 (b)		1,605,000	1,608,817
Hyundai Capital America 5.25% 1/8/2027 (b)		610,000	611,901
Hyundai Capital America 5.6% 3/30/2028 (b)		855,000	863,859
Stellantis NV 0.75% 1/18/2029 (g)	EUR	600,000	647,255
Stellantis NV 3.375% 11/19/2028 (g)	EUR	440,000	505,721
Stellantis NV 4.5% 7/7/2028 (g)	EUR	9,431,000	11,122,529
			159,282,325
Broadline Retail - 0.1%
Amazon.com Inc 4.6% 7/9/2029		18,120,000	18,037,161
Diversified Consumer Services - 0.0%
ERAC USA Finance LLC 4.6% 5/1/2028 (b)		2,100,000	2,098,171
ERAC USA Finance LLC 5% 2/15/2029 (b)		860,000	864,151
			2,962,322
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc 4.4% 3/16/2029		1,105,000	1,095,544
Darden Restaurants Inc 4.35% 10/15/2027		670,000	667,934
McDonald's Corp 1.05% 11/27/2028 (g)	CHF	5,680,000	7,072,769
McDonald's Corp 3.625% 11/28/2027 (g)	EUR	1,118,000	1,305,224
			10,141,471
Specialty Retail - 0.1%
AutoNation Inc 4.45% 1/15/2029		17,704,000	17,457,263
AutoZone Inc 5.125% 6/15/2030		1,295,000	1,299,513
O'Reilly Automotive Inc 4.35% 6/1/2028		980,000	973,264
			19,730,040
TOTAL CONSUMER DISCRETIONARY			211,765,268
Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Co/The 0.125% 3/15/2029	EUR	1,200,000	1,288,710
Keurig Dr Pepper Inc 3.95% 4/15/2029		245,000	239,026
Keurig Dr Pepper Inc 4.35% 5/15/2028		1,065,000	1,056,215
Keurig Dr Pepper Inc 5.05% 3/15/2029		1,135,000	1,136,460
Maple Parent Holdings Corp 4.75% 3/26/2029 (b)		1,310,000	1,299,866
Molson Coors Beverage Co 4.9% 7/8/2031		815,000	803,611
			5,823,888
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 4.6% 3/1/2028 (b)		210,000	209,914
Food Products - 0.2%
Bunge Ltd Finance Corp 4.9% 4/21/2027		700,000	702,042
Conagra Brands Inc 1.375% 11/1/2027		1,094,000	1,052,099
Conagra Brands Inc 4.85% 11/1/2028		3,440,000	3,425,747
Conagra Brands Inc 5.3% 10/1/2026		4,899,000	4,902,712
Conagra Brands Inc 7% 10/1/2028		620,000	643,497
Kraft Heinz Foods Co 3.5% 3/15/2029	EUR	5,838,000	6,785,178
Mondelez International Inc 0.25% 3/17/2028	EUR	940,000	1,043,333
Mondelez International Inc 0.9575% 4/10/2029 (g)	CHF	6,190,000	7,672,815
			26,227,423
Tobacco - 0.0%
Philip Morris International Inc 5.125% 11/17/2027		445,000	447,879
TOTAL CONSUMER STAPLES			32,709,104
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
BP Capital Markets PLC 2.519% 4/7/2028 (g)	EUR	947,000	1,087,875
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027		1,730,000	1,733,089
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)		9,268,000	9,458,937
DCP Midstream Operating LP 5.125% 5/15/2029		6,972,000	7,007,842
Diamondback Energy Inc 5.2% 4/18/2027		8,964,000	9,003,833
Energy Transfer LP 4.55% 1/15/2031		975,000	953,060
Energy Transfer LP 5.25% 7/1/2029		295,000	297,875
Energy Transfer LP 6% 2/1/2029 (b)		8,166,000	8,207,982
Energy Transfer LP 6.05% 12/1/2026		880,000	882,561
EQT Corp 5% 1/15/2029		3,243,000	3,245,356
EQT Corp 5.7% 4/1/2028		5,555,000	5,630,006
MPLX LP 4.25% 12/1/2027		6,533,000	6,501,729
ONEOK Inc 4.25% 9/24/2027		825,000	822,754
ONEOK Inc 5.55% 11/1/2026		525,000	525,575
ONEOK Inc 5.625% 1/15/2028 (b)		495,000	498,415
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		200,000	198,651
Targa Resources Corp 4.35% 1/15/2029		9,191,000	9,098,521
Targa Resources Corp 5.2% 7/1/2027		185,000	186,086
Western Gas Partners LP 6.35% 1/15/2029		13,458,000	13,864,267
Williams Cos Inc/The 4.8% 11/15/2029		785,000	782,828
Williams Cos Inc/The 4.9% 3/15/2029		7,810,000	7,820,860
TOTAL ENERGY			87,808,102
Financials - 7.7%
Banks - 3.8%
Bank of America Corp 0.583% 8/24/2028 (c)(g)	EUR	1,428,000	1,618,068
Bank of America Corp 2.598% 4/4/2029 (c)	CAD	20,615,000	14,673,769
Bank of America Corp 4.134% 6/12/2028 (g)	EUR	2,090,000	2,461,077
Bank of America Corp 4.271% 7/23/2029 (c)		20,100,000	19,907,042
Bank of America Corp 4.456% 2/6/2032 (c)		1,180,000	1,146,412
Bank of America Corp 4.623% 5/9/2029 (c)		17,480,000	17,442,054
Bank of America Corp 4.948% 7/22/2028 (c)		8,200,000	8,223,254
Bank of America Corp 4.979% 1/24/2029 (c)		9,799,000	9,837,607
Bank of America Corp 5.202% 4/25/2029 (c)		14,600,000	14,697,007
Bank of America Corp 5.819% 9/15/2029 (c)		19,565,000	19,930,152
Citigroup Inc 3.52% 10/27/2028 (c)		8,166,000	8,060,675
Citigroup Inc 3.713% 9/22/2028 (c)(g)	EUR	1,245,000	1,454,421
Citigroup Inc 3.887% 1/10/2028 (c)		12,167,000	12,140,617
Citigroup Inc 3.98% 3/20/2030 (c)		11,000,000	10,742,290
Citigroup Inc 4.075% 4/23/2029 (c)		9,113,000	9,012,768
Citigroup Inc 4.503% 9/11/2031 (c)		1,085,000	1,058,622
Citigroup Inc 4.786% 3/4/2029 (c)		23,147,000	23,143,022
Citigroup Inc 5.174% 2/13/2030 (c)		880,000	884,200
Citizens Financial Group Inc 5.841% 1/23/2030 (c)		8,000,000	8,142,315
Fifth Third Bancorp 4.566% 4/29/2032 (c)		1,095,000	1,061,217
Fifth Third Bancorp 6.339% 7/27/2029 (c)		15,200,000	15,621,077
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (c)		15,389,000	15,354,156
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (c)		1,180,000	1,146,570
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)		20,329,000	20,814,232
JPMorgan Chase & Co 3.782% 2/1/2028 (c)		9,064,000	9,036,124
JPMorgan Chase & Co 4.005% 4/23/2029 (c)		7,500,000	7,412,459
JPMorgan Chase & Co 4.347% 1/22/2032 (c)		1,185,000	1,146,898
JPMorgan Chase & Co 4.408% 4/23/2030 (c)		10,000,000	9,865,308
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		6,800,000	6,744,749
JPMorgan Chase & Co 4.505% 10/22/2028 (c)		9,799,000	9,785,662
JPMorgan Chase & Co 4.851% 7/25/2028 (c)		9,800,000	9,823,075
JPMorgan Chase & Co 4.864% 7/23/2030 (c)		1,040,000	1,036,892
JPMorgan Chase & Co 4.979% 7/22/2028 (c)		1,215,000	1,219,369
JPMorgan Chase & Co 4.995% 7/22/2030 (c)		16,331,000	16,342,032
JPMorgan Chase & Co 5.04% 1/23/2028 (c)		895,000	896,787
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		18,900,000	19,080,330
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (c)		1,145,000	1,144,962
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		9,497,000	9,443,145
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)		10,248,000	10,239,484
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (c)		19,500,000	19,433,141
PNC Financial Services Group Inc/The 4.831% 7/19/2030 (c)		1,375,000	1,370,534
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)		11,400,000	11,445,077
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)		2,500,000	2,522,773
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)		20,143,000	20,063,732
Santander Holdings USA Inc 2.49% 1/6/2028 (c)		4,511,000	4,473,514
Santander Holdings USA Inc 3.244% 10/5/2026		10,085,000	10,073,721
Santander Holdings USA Inc 5.04% 6/5/2030 (c)		845,000	839,170
Santander Holdings USA Inc 6.174% 1/9/2030 (c)		16,500,000	16,853,371
Truist Financial Corp 4.123% 6/6/2028 (c)		8,166,000	8,132,361
Truist Financial Corp 4.873% 1/26/2029 (c)		21,979,000	21,995,665
Truist Financial Corp 4.957% 7/23/2030 (c)		660,000	658,008
Truist Financial Corp 7.161% 10/30/2029 (c)		19,124,000	19,986,677
US Bancorp 4.548% 7/22/2028 (c)		6,470,000	6,465,665
US Bancorp 4.653% 2/1/2029 (c)		8,166,000	8,155,252
US Bancorp 4.857% 7/27/2030 (c)		2,355,000	2,347,834
US Bancorp 5.775% 6/12/2029 (c)		6,600,000	6,711,597
Wells Fargo & Co 2.766% 7/23/2029 (c)(g)	EUR	6,140,000	7,032,954
Wells Fargo & Co 4.577% 5/20/2029 (c)		24,000,000	23,920,933
Wells Fargo & Co 4.808% 7/25/2028 (c)		12,494,000	12,514,841
Wells Fargo & Co 4.9% 1/24/2028 (c)		2,270,000	2,273,573
Wells Fargo & Co 4.97% 4/23/2029 (c)		21,387,000	21,460,449
Wells Fargo & Co 5.083% 4/26/2028 (c)	CAD	920,000	672,202
Wells Fargo & Co 5.574% 7/25/2029 (c)		4,200,000	4,257,271
Wells Fargo & Co 5.707% 4/22/2028 (c)		9,799,000	9,867,338
			595,317,553
Capital Markets - 1.9%
Athene Global Funding 4.83% 5/9/2028 (b)		11,100,000	11,052,298
Athene Global Funding 4.95% 1/7/2027 (b)		8,628,000	8,641,715
Athene Global Funding 5.133% 6/1/2029 (b)		8,341,000	8,313,468
Athene Global Funding 5.339% 1/15/2027 (b)		4,159,000	4,170,582
Athene Global Funding 5.38% 1/7/2030 (b)		2,359,000	2,348,783
Athene Global Funding 5.516% 3/25/2027 (b)		10,125,000	10,174,686
Blackstone Holdings Finance Co LLC 1.5% 4/10/2029 (g)	EUR	1,910,000	2,110,378
Charles Schwab Corp/The 4.744% 5/21/2030 (c)		1,310,000	1,305,133
Equitable America Global Funding 4.65% 6/9/2028 (b)		19,301,000	19,216,483
Equitable America Global Funding 4.95% 6/25/2029 (b)		15,643,000	15,598,113
Goldman Sachs Group Inc/The 2.013% 2/28/2029 (c)	CAD	24,014,000	16,944,689
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)		11,024,000	10,969,344
Goldman Sachs Group Inc/The 3.643% 7/22/2030 (c)(g)	EUR	6,600,000	7,646,779
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)		18,459,000	18,294,335
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)		7,870,000	7,854,172
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)		12,129,000	12,154,981
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (c)		1,070,000	1,070,664
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)		17,700,000	18,242,485
Intercontinental Exchange Inc 4.7% 8/20/2029		1,170,000	1,166,594
LPL Holdings Inc 4.625% 11/15/2027 (b)		365,000	362,482
LPL Holdings Inc 4.9% 4/3/2028		3,795,000	3,791,440
LPL Holdings Inc 5.7% 5/20/2027		1,685,000	1,697,345
LPL Holdings Inc 6.75% 11/17/2028		830,000	859,316
Morgan Stanley 3.485% 6/11/2030 (c)	EUR	3,000,000	3,465,275
Morgan Stanley 3.772% 1/24/2029 (c)		12,700,000	12,540,401
Morgan Stanley 4.21% 4/20/2028 (c)		8,200,000	8,178,859
Morgan Stanley 4.238% 1/9/2030 (c)		1,210,000	1,189,894
Morgan Stanley 4.555% 4/10/2030 (c)		10,000,000	9,886,772
Morgan Stanley 4.656% 3/2/2029 (c)	EUR	11,740,000	13,875,096
Morgan Stanley 4.708% 3/12/2032 (c)		1,085,000	1,059,117
Morgan Stanley 4.868% 7/12/2029 (c)		9,159,000	9,159,876
Morgan Stanley 4.994% 4/12/2029 (c)		7,047,000	7,069,976
Morgan Stanley 5.123% 2/1/2029 (c)		5,300,000	5,329,183
Morgan Stanley 6.296% 10/18/2028 (c)		16,870,000	17,180,076
Nasdaq Inc 1.75% 3/28/2029	EUR	5,760,000	6,402,304
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)		18,023,000	18,009,780
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)		16,830,000	16,700,140
State Street Bank & Trust Co 4.701% 7/23/2029		2,205,000	2,209,650
			316,242,664
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027		3,675,000	3,682,521
Ally Financial Inc 7.1% 11/15/2027		6,533,000	6,699,796
American Express Co 4.731% 4/25/2029 (c)		14,637,000	14,645,006
American Express Co 5.043% 7/26/2028 (c)		790,000	793,708
American Express Co 5.098% 2/16/2028 (c)		8,445,000	8,467,999
Capital One Financial Corp 5.468% 2/1/2029 (c)		13,933,000	14,053,031
Capital One Financial Corp 6.312% 6/8/2029 (c)		11,400,000	11,671,466
Capital One Financial Corp 7.149% 10/29/2027 (c)		6,293,000	6,318,042
Ford Motor Credit Co LLC 3.305% 5/17/2029	EUR	3,652,000	4,165,800
Ford Motor Credit Co LLC 4.97% 4/6/2029		5,634,000	5,573,929
Ford Motor Credit Co LLC 5.125% 11/5/2026		700,000	700,675
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,310,000	4,296,430
Ford Motor Credit Co LLC 5.431% 8/13/2029		6,243,000	6,241,626
Ford Motor Credit Co LLC 5.8% 3/5/2027		7,923,000	7,961,996
Ford Motor Credit Co LLC 5.8% 3/8/2029		19,370,000	19,526,440
Ford Motor Credit Co LLC 5.85% 5/17/2027		9,799,000	9,859,580
Ford Motor Credit Co LLC 5.918% 3/20/2028		935,000	943,891
Ford Motor Credit Co LLC 6.125% 5/15/2028	EUR	1,031,000	1,246,859
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)		13,580,000	13,463,743
Stellantis Financial Services US Corp 5.4% 6/15/2029 (b)		4,417,000	4,362,994
Synchrony Financial 5.45% 10/15/2030 (c)		1,885,000	1,883,522
			146,559,054
Financial Services - 0.4%
CNH Industrial Capital LLC 4.375% 3/7/2031		2,620,000	2,530,883
CNH Industrial Capital LLC 4.5% 10/8/2027		6,431,000	6,424,021
CNH Industrial Capital LLC 4.55% 4/10/2028		6,900,000	6,867,737
CNH Industrial Capital LLC 5.1% 4/20/2029		7,614,000	7,633,902
Corebridge Financial Inc 3.85% 4/5/2029		9,799,000	9,525,592
Equitable Holdings Inc 4.35% 4/20/2028		2,166,000	2,148,137
Fidelity National Information Services Inc 4.45% 3/10/2028		1,230,000	1,222,874
Fidelity National Information Services Inc 4.55% 3/10/2029		2,590,000	2,560,470
Fidelity National Information Services Inc 4.8% 3/10/2031		590,000	577,797
Fiserv Inc 3.5% 7/1/2029		1,375,000	1,317,330
Fiserv Inc 4.2% 10/1/2028		1,090,000	1,073,418
Fiserv Inc 4.55% 2/15/2031		820,000	791,870
Fiserv Inc 5.375% 8/21/2028		1,020,000	1,028,102
Gabx Leasing LLC 4.625% 4/15/2031 (b)		825,000	801,792
Global Payments Inc 3.2% 8/15/2029		2,370,000	2,238,988
Global Payments Inc 4.5% 11/15/2028		7,623,000	7,517,103
Global Payments Inc 4.55% 3/15/2028		1,920,000	1,905,482
National Rural Utilities Cooperative Finance Corp 4.05% 2/9/2029		785,000	771,536
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (b)		105,000	104,758
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (b)		885,000	887,112
USAA Capital Corp 4.375% 6/1/2028 (b)		590,000	586,983
			58,515,887
Insurance - 0.7%
Brown & Brown Inc 4.7% 6/23/2028		1,974,000	1,968,481
CNO Global Funding 1.75% 10/7/2026 (b)		405,000	404,007
CNO Global Funding 4.875% 12/10/2027 (b)		620,000	619,624
Corebridge Global Funding 4.25% 8/21/2028 (b)		885,000	874,574
Corebridge Global Funding 4.65% 8/20/2027 (b)		3,745,000	3,749,509
Corebridge Global Funding 4.9% 1/7/2028 (b)		4,245,000	4,255,647
Corebridge Global Funding 5.2% 1/12/2029 (b)		10,895,000	10,934,156
Equitable Financial Life Global Funding 1.8% 3/8/2028 (b)		5,400,000	5,160,708
Health Care Service Corp 5.2% 6/15/2029 (b)		1,090,000	1,095,061
Jackson National Life Global Funding 4.8% 4/9/2029 (b)		8,700,000	8,638,027
Jackson National Life Global Funding 4.85% 6/23/2028 (b)		655,000	653,594
Jackson National Life Global Funding 4.9% 1/13/2027 (b)		8,223,000	8,235,914
Jackson National Life Global Funding 5.55% 7/2/2027 (b)		645,000	650,056
Lincoln Financial Global Funding 5.3% 1/13/2030 (b)		5,576,000	5,601,143
MassMutual Global Funding II 4% 1/22/2029 (b)		2,834,000	2,781,660
Principal Life Global Funding II 4.65% 5/18/2029 (b)		20,700,000	20,518,839
Reinsurance Group of America Inc 3.9% 5/15/2029		4,200,000	4,083,417
RGA Global Funding 4.35% 8/25/2028 (b)		16,846,000	16,669,948
RGA Global Funding 5.448% 5/24/2029 (b)		6,700,000	6,788,459
Western-Southern Global Funding 4.25% 1/29/2029 (b)		11,445,000	11,266,303
			114,949,127
TOTAL FINANCIALS			1,231,584,285
Health Care - 0.6%
Biotechnology - 0.0%
AbbVie Inc 4.65% 3/15/2030		955,000	948,857
Health Care Equipment & Supplies - 0.2%
Augusta SpinCo Corp 4.398% 3/23/2029		6,647,000	6,567,952
Baxter International Inc 2.272% 12/1/2028		2,303,000	2,170,729
Becton Dickinson & Co 4.693% 2/13/2028		2,465,000	2,463,640
Becton Dickinson & Co 5.081% 6/7/2029		670,000	666,559
Medline Borrower LP 3.875% 4/1/2029 (b)		13,025,000	12,612,358
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		250,000	253,992
Solventum Corp 5.45% 2/25/2027		365,000	366,126
Stryker Corp 4.7% 2/10/2028		1,270,000	1,271,638
			26,372,994
Health Care Providers & Services - 0.4%
Cencora Inc 3.45% 12/15/2027		465,000	458,382
Cencora Inc 3.95% 2/13/2029		750,000	735,049
Cencora Inc 4.625% 12/15/2027		715,000	715,180
Centene Corp 2.45% 7/15/2028		2,915,000	2,777,003
Centene Corp 4.25% 12/15/2027		169,000	167,984
Centene Corp 4.625% 12/15/2029		225,000	219,340
CVS Health Corp 1.3% 8/21/2027		3,070,000	2,977,394
CVS Health Corp 3.25% 8/15/2029		3,500,000	3,344,225
CVS Health Corp 4.3% 3/25/2028		12,446,000	12,359,414
CVS Health Corp 5.4% 6/1/2029		6,900,000	6,993,424
HCA Inc 3.125% 3/15/2027		1,945,000	1,933,059
HCA Inc 4.3% 11/15/2030		685,000	664,312
HCA Inc 5% 3/1/2028		4,247,000	4,261,787
HCA Inc 5.625% 9/1/2028		10,556,000	10,685,645
Humana Inc 3.7% 3/23/2029		637,000	618,013
Humana Inc 5.75% 12/1/2028		1,230,000	1,250,579
Humana Inc 5.75% 3/1/2028		665,000	673,262
Icon Investments Six DAC 5.064% 8/13/2029 (b)		830,000	828,356
Icon Investments Six DAC 5.421% 8/13/2031 (b)		595,000	591,947
			52,254,355
Health Care Technology - 0.0%
IQVIA Inc 5.7% 5/15/2028		1,890,000	1,908,002
IQVIA Inc 6.25% 2/1/2029		1,391,000	1,428,037
			3,336,039
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.9% 1/15/2032 (b)		2,985,000	2,956,356
Revvity Inc 1.9% 9/15/2028		1,445,000	1,362,377
			4,318,733
Pharmaceuticals - 0.0%
Haleon US Capital LLC 4.625% 8/21/2029		1,735,000	1,726,366
Viatris Inc 2.3% 6/22/2027		2,235,000	2,190,646
			3,917,012
TOTAL HEALTH CARE			91,147,990
Industrials - 0.7%
Aerospace & Defense - 0.1%
Boeing Co 3.25% 3/1/2028		873,000	853,738
Boeing Co 5.04% 5/1/2027		4,083,000	4,092,638
Boeing Co 6.259% 5/1/2027		6,194,000	6,260,077
Boeing Co 6.298% 5/1/2029		8,127,000	8,396,509
Huntington Ingalls Industries Inc 5.353% 1/15/2030		415,000	418,370
			20,021,332
Air Freight & Logistics - 0.0%
FedEx Corp 0.45% 5/4/2029	EUR	5,450,000	5,809,528
Building Products - 0.0%
Carrier Global Corp 4.125% 5/29/2028	EUR	2,388,000	2,806,784
Owens Corning 5.5% 6/15/2027		335,000	337,661
			3,144,445
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 4/15/2028		1,700,000	1,729,012
Regal Rexnord Corp 6.3% 2/15/2030		215,000	221,628
			1,950,640
Machinery - 0.1%
Caterpillar Financial Services Corp Series EMTN, 3.404% 8/28/2029 (g)	EUR	6,800,000	7,875,789
Illinois Tool Works Inc 3.25% 5/17/2028	EUR	953,000	1,106,091
			8,981,880
Professional Services - 0.1%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (b)		3,255,000	3,168,126
Booz Allen Hamilton Inc 4% 7/1/2029 (b)		1,380,000	1,336,746
Booz Allen Hamilton Inc 5.375% 1/30/2030		870,000	868,069
Equifax Inc 5% 8/15/2029		400,000	400,159
Leidos Inc 4.1% 3/15/2029		16,983,000	16,645,816
Mobility Global Inc 5.05% 6/15/2029 (b)		465,000	462,184
			22,881,100
Trading Companies & Distributors - 0.4%
Aircastle Ltd 6.5% 7/18/2028 (b)		7,300,000	7,490,255
Ferguson Enterprises Inc 4.8% 8/14/2029		1,830,000	1,824,207
GATX Corp 5.4% 3/15/2027		1,570,000	1,576,133
Sumisho Air Lease Corp 4.4% 3/24/2028 (b)		18,191,000	18,078,259
Sumisho Air Lease Corp 4.5% 3/24/2029 (b)		8,878,000	8,765,266
Sumisho Air Lease Corp 5.3% 2/1/2028		6,100,000	6,134,194
			43,868,314
TOTAL INDUSTRIALS			106,657,239
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 3.375% 5/12/2029	EUR	510,000	589,979
Dell International LLC / EMC Corp 4.75% 4/1/2028		9,113,000	9,120,671
Dell International LLC / EMC Corp 5.25% 2/1/2028		5,700,000	5,741,218
Dell International LLC / EMC Corp 5.3% 10/1/2029		3,300,000	3,332,314
			18,784,182
IT Services - 0.0%
Accenture Capital Inc 4.75% 7/10/2029		260,000	259,644
Accenture Capital Inc 5% 7/10/2031		940,000	936,372
Accenture Capital Inc U.S. SOFR Averages Index + 0.7%, 4.3341% 7/10/2029 (c)(d)		630,000	631,026
Gartner Inc 4.5% 7/1/2028 (b)		3,800,000	3,739,098
			5,566,140
Semiconductors & Semiconductor Equipment - 0.0%
Foundry JV Holdco LLC 5.5% 1/25/2031 (b)		625,000	630,262
Marvell Technology Inc 4.875% 6/22/2028		1,665,000	1,667,723
			2,297,985
Software - 0.3%
Atlassian Corp 5.25% 5/15/2029		690,000	691,666
Oracle Corp 4.45% 9/26/2030		945,000	894,541
Oracle Corp 4.5% 5/6/2028		11,200,000	11,080,558
Oracle Corp 4.55% 2/4/2029		12,300,000	12,021,333
Oracle Corp 4.8% 8/3/2028		4,100,000	4,070,333
Salesforce Inc 4.5% 3/15/2028		1,125,000	1,122,899
Salesforce Inc 4.65% 3/15/2029		2,820,000	2,807,768
Synopsys Inc 4.65% 4/1/2028		2,820,000	2,815,424
Workday Inc 3.5% 4/1/2027		680,000	676,024
			36,180,546
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027		6,405,000	6,392,858
TOTAL INFORMATION TECHNOLOGY			69,221,711
Materials - 0.3%
Chemicals - 0.2%
Cabot Corp 4.95% 8/15/2029		815,000	811,879
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (b)		14,500,000	14,231,418
Ecolab Inc 4.6% 6/15/2029		1,130,000	1,126,044
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)		350,000	339,285
Linde PLC 3.375% 6/12/2029 (g)	EUR	1,000,000	1,164,402
Mosaic Co/The 4.35% 1/15/2029		3,174,000	3,121,660
Mosaic Co/The 5.35% 8/17/2031		1,955,000	1,944,321
Sherwin-Williams Co/The 4.55% 3/1/2028		1,305,000	1,302,787
Vylor Inc 5.125% 8/15/2031 (b)		450,000	448,637
			24,490,433
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028		6,005,000	6,002,369
Amrize Finance US LLC 4.95% 4/7/2030		620,000	618,476
CRH America Finance Inc 3.95% 4/4/2028 (b)		5,798,000	5,720,917
Martin Marietta Materials Inc 4.85% 8/15/2029		1,025,000	1,025,193
			13,366,955
Containers & Packaging - 0.0%
AptarGroup Inc 4.75% 3/30/2031		635,000	622,982
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028		45,000	44,535
Freeport-McMoRan Inc 5.25% 9/1/2029		60,000	60,187
Steel Dynamics Inc 4% 12/15/2028		2,750,000	2,703,216
United States Steel Corp 5.2% 8/1/2031 (b)		675,000	667,193
			3,475,131
TOTAL MATERIALS			41,955,501
Real Estate - 0.3%
Diversified REITs - 0.1%
VICI Properties LP 4.75% 4/1/2028		7,110,000	7,089,296
VICI Properties LP 5.4% 10/15/2031		1,390,000	1,379,770
			8,469,066
Health Care REITs - 0.0%
DOC DR LLC 3.95% 1/15/2028		2,895,000	2,864,019
Healthcare Realty Holdings LP 3.625% 1/15/2028		399,000	391,988
Healthcare Realty Holdings LP 3.75% 7/1/2027		607,000	602,981
Ventas Realty LP 4.4% 1/15/2029		365,000	361,396
			4,220,384
Industrial REITs - 0.0%
Prologis Euro Finance LLC 1.875% 1/5/2029	EUR	7,320,000	8,208,044
Office REITs - 0.0%
Kilroy Realty LP 4.25% 8/15/2029		5,196,000	5,036,841
Real Estate Management & Development - 0.0%
CBRE Services Inc 4.8% 6/15/2030		610,000	603,136
Extra Space Storage LP 3.875% 12/15/2027		1,735,000	1,718,835
			2,321,971
Residential REITs - 0.0%
American Homes 4 Rent LP 4.25% 2/15/2028		1,100,000	1,090,583
Specialized REITs - 0.2%
American Tower Corp 0.5% 1/15/2028	EUR	1,049,000	1,173,963
American Tower Corp 3.55% 7/15/2027		355,000	351,986
American Tower Corp 5.5% 3/15/2028		16,283,000	16,465,524
Crown Castle Inc 2.9% 3/15/2027		500,000	495,756
Crown Castle Inc 3.65% 9/1/2027		470,000	465,930
Crown Castle Inc 3.8% 2/15/2028		345,000	339,751
Crown Castle Inc 4% 3/1/2027		2,041,000	2,036,776
Crown Castle Inc 4.8% 9/1/2028		500,000	499,401
CubeSmart LP 2.25% 12/15/2028		1,228,000	1,160,108
Equinix Inc 5% 8/15/2029		3,500,000	3,498,760
			26,487,955
TOTAL REAL ESTATE			55,834,844
Utilities - 1.1%
Electric Utilities - 0.9%
American Electric Power Co Inc 5.2% 1/15/2029		685,000	690,683
Appalachian Power Co 3.3% 6/1/2027		1,270,000	1,258,392
Chpe LLC 4.875% 6/30/2031 (b)		1,360,000	1,340,328
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)		3,500,000	3,424,923
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (b)		5,775,000	5,767,945
Duke Energy Corp 3.1% 6/15/2028	EUR	5,021,000	5,803,183
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)		2,300,000	2,276,088
Emera US Finance LLC 4.5% 4/1/2029		24,973,000	24,659,254
Eversource Energy 5.45% 3/1/2028		9,071,000	9,156,160
Exelon Corp 2.75% 3/15/2027		1,000,000	991,725
Exelon Corp 5.15% 3/15/2028		6,500,000	6,541,108
Exelon Corp 5.15% 3/15/2029		495,000	498,590
FirstEnergy Corp 3.9% 7/15/2027 (h)		3,719,000	3,699,565
FirstEnergy Transmission LLC 2.866% 9/15/2028 (b)		832,000	799,739
Georgia Power Co 4.6% 6/15/2029		15,340,000	15,284,570
Jersey Central Power & Light Co 4.15% 1/15/2029		5,536,000	5,461,774
Monongahela Power Co 4.45% 8/15/2029 (b)		5,905,000	5,837,770
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027		355,000	351,818
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027		5,166,000	5,178,564
Niagara Mohawk Power Corp 4.647% 10/3/2030 (b)		1,035,000	1,016,296
PacifiCorp 4.65% 4/15/2029		830,000	823,914
Pinnacle West Capital Corp 4.65% 6/1/2029		15,700,000	15,600,630
Pinnacle West Capital Corp 4.9% 5/15/2028		1,673,000	1,676,706
Southern Co/The 1.875% 9/15/2081 (c)	EUR	1,511,000	1,724,618
Southern Co/The 5.113% 8/1/2027 (h)		1,095,000	1,100,308
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		3,400,000	3,324,853
Vistra Operations Co LLC 4.55% 10/30/2028 (b)		1,340,000	1,325,310
Vistra Operations Co LLC 5.05% 12/30/2026 (b)		3,195,000	3,201,384
			128,816,198
Gas Utilities - 0.0%
National Fuel Gas Co 4.75% 5/15/2029		1,105,000	1,095,913
Southern Co Gas Capital Corp 4.05% 9/15/2028		1,000,000	987,647
			2,083,560
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 5.2% 7/15/2029		10,727,000	10,729,297
AES Corp/The 5.45% 6/1/2028		6,533,000	6,581,917
Constellation Energy Generation LLC 4.625% 2/1/2029		1,375,000	1,360,462
Constellation Energy Generation LLC 5.6% 3/1/2028		440,000	445,498
			19,117,174
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027		345,000	340,502
DTE Energy Co 4.875% 6/1/2028		12,947,000	12,970,488
DTE Energy Co 4.95% 7/1/2027		190,000	190,573
DTE Energy Co 5.2% 4/1/2030		1,190,000	1,195,702
NiSource Inc 5.2% 7/1/2029		3,200,000	3,231,471
NiSource Inc 5.25% 3/30/2028		380,000	383,106
Public Service Enterprise Group Inc 4.9% 3/15/2030		1,945,000	1,940,041
			20,251,883
Water Utilities - 0.0%
American Water Capital Corp 4.625% 6/1/2029		735,000	731,157
TOTAL UTILITIES			170,999,972
TOTAL UNITED STATES			2,172,657,611
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,543,008,734)			4,534,024,812

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 1.75% (c)(f)(g)	EUR	1,400,000	1,623,756
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 7.5% (c)(f)(g)	EUR	2,200,000	2,853,497
TOTAL FRANCE			4,477,253
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 7.5% (c)(f)(g)	EUR	1,300,000	1,709,863
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.625% (c)(f)(g)	EUR	1,500,000	1,753,121
TOTAL GERMANY			3,462,984
ITALY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 2% (c)(f)(g)	EUR	1,408,000	1,631,602
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 1.375% (c)(f)(g)	EUR	1,414,000	1,627,819
TOTAL ITALY			3,259,421
NETHERLANDS - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 6% (c)(f)(g)	EUR	4,440,000	5,493,754
UNITED KINGDOM - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC Series NC8, 3.75% (c)(f)(g)	EUR	1,020,000	1,204,841
Utilities - 0.1%
Electric Utilities - 0.1%
SSE PLC 4% (c)(f)(g)	EUR	4,657,000	5,484,172
TOTAL UNITED KINGDOM			6,689,013
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.25% (c)(f)(g)	GBP	1,178,000	1,597,439
TOTAL PREFERRED SECURITIES (Cost $25,135,553)			24,979,864

Short-Term Funds - 23.7%
	Shares	Value ($)
Fidelity Advisor Limited Term Bond Fund - Class Z (j)	101,262,988	1,160,473,843
Fidelity Intermediate Bond Fund (j)	23,627,318	239,580,999
Fidelity Low Duration Bond Factor ETF (j)	13,897,821	694,891,050
Fidelity SAI Low Duration Bond Fund (j)	120,138,869	1,203,791,469
Fidelity Short-Term Bond Index Fund (j)	55,427,028	553,161,742
TOTAL SHORT-TERM FUNDS (Cost $3,871,342,972)		3,851,899,103

U.S. Government Agency - Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Connecticut Avenue Securities Trust Series R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 4/25/2046 (b)(c)(d)	1,250,069	1,251,832
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	104,075	81,847
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2035	163,640	153,849
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	1,322,824	1,187,703
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	748,240	687,685
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	445,018	421,529
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	133,766	129,883
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	67,876	65,905
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	178,739	173,549
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,223,519	1,174,615
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	453,323	438,705
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	367,287	354,869
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	253,133	245,366
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2055	98,059	95,050
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	792,863	767,049
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	7,129,832	6,888,693
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	1,463,150	1,420,998
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	465,566	449,680
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	813,227	793,610
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	231,703	234,012
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2055	1,174,391	1,166,131
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	829,087	824,552
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	352,614	351,016
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	310,235	309,636
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	98,909	98,646
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	868,106	867,697
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,255,988	1,254,455
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	1,060,300	1,074,853
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	250,651	259,278
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	355,780	367,636
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	18	19
Federal Home Loan Bank 4.5% 12/1/2055	324,679	305,614
Freddie Mac Gold Pool 2.5% 1/1/2052	386,782	321,768
Freddie Mac Gold Pool 3% 6/1/2052	1,023,903	875,123
Freddie Mac Gold Pool 3.5% 5/1/2052	746,552	664,556
Freddie Mac Gold Pool 4.5% 2/1/2053	596,617	565,126
Freddie Mac Gold Pool 4.5% 9/1/2052	3,447,767	3,271,172
Freddie Mac Gold Pool 5% 1/1/2055	327,887	319,056
Freddie Mac Gold Pool 5% 2/1/2055	50,837	49,223
Freddie Mac Gold Pool 5.5% 11/1/2053	218,692	218,111
Freddie Mac Gold Pool 5.5% 11/1/2055	5,347,177	5,300,172
Freddie Mac Gold Pool 5.5% 11/1/2055	2,173,634	2,154,425
Freddie Mac Gold Pool 5.5% 4/1/2054	2,103,991	2,093,139
Freddie Mac Gold Pool 5.5% 4/1/2055	4,055,748	4,037,363
Freddie Mac Gold Pool 5.5% 7/1/2053	152,254	151,850
Freddie Mac Gold Pool 6% 1/1/2056	1,044,428	1,062,620
Freddie Mac Gold Pool 6% 8/1/2055	2,400,000	2,434,304
Freddie Mac Gold Pool 6% 9/1/2055	4,486,576	4,540,722
Freddie Mac Gold Pool 8.5% 6/1/2027	131	132
Freddie Mac Gold Pool 8.5% 7/1/2028	6	5
Freddie Mac Gold Pool 8.5% 8/1/2027	327	330
Freddie Mac Gold Pool 8.5% 8/1/2027	28	28
Freddie Mac Non Gold Pool 5.5% 4/1/2055	442,143	440,691
Freddie Mac Non Gold Pool 5.5% 5/1/2055	161,524	160,081
Freddie Mac Non Gold Pool 6% 6/1/2055	3,124,594	3,164,344
Freddie Mac STACR REMIC Trust Series DNA2 Class M1, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 3/25/2046 (b)(c)(d)	689,160	690,315
Freddie Mac STACR REMIC Trust Series DNA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 10/25/2044 (b)(c)(d)	38,500	38,575
Freddie Mac STACR REMIC Trust Series DNA5 Class M1B, U.S. 30-Day Avg. SOFR Index + 4.5%, 8.1432% 6/25/2042 (b)(c)(d)	1,025,000	1,053,968
Freddie Mac STACR REMIC Trust Series HQA1 Class A1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 5/25/2046 (b)(c)(d)	310,625	311,021
Freddie Mac STACR REMIC Trust Series HQA3 Class M2, U.S. 30-Day Avg. SOFR Index + 2.1%, 5.7432% 9/25/2041 (b)(c)(d)	1,040,000	1,040,563
Ginnie Mae I Pool 7% 1/15/2028	103	103
Ginnie Mae I Pool 7% 1/15/2028	24	24
Ginnie Mae I Pool 7% 1/15/2029	303	306
Ginnie Mae I Pool 7% 1/15/2029	44	44
Ginnie Mae I Pool 7% 1/15/2031	88	89
Ginnie Mae I Pool 7% 1/15/2032	41	42
Ginnie Mae I Pool 7% 10/15/2028	278	280
Ginnie Mae I Pool 7% 10/15/2028	174	175
Ginnie Mae I Pool 7% 10/15/2028	23	23
Ginnie Mae I Pool 7% 11/15/2027	28	28
Ginnie Mae I Pool 7% 11/15/2028	310	313
Ginnie Mae I Pool 7% 11/15/2028	56	56
Ginnie Mae I Pool 7% 12/15/2028	52	53
Ginnie Mae I Pool 7% 12/15/2028	11	10
Ginnie Mae I Pool 7% 12/15/2029	43	43
Ginnie Mae I Pool 7% 2/15/2028	12	11
Ginnie Mae I Pool 7% 2/15/2031	47	48
Ginnie Mae I Pool 7% 2/15/2032	75	77
Ginnie Mae I Pool 7% 3/15/2031	179	182
Ginnie Mae I Pool 7% 3/15/2031	72	73
Ginnie Mae I Pool 7% 3/15/2032	358	364
Ginnie Mae I Pool 7% 3/15/2032	207	211
Ginnie Mae I Pool 7% 4/15/2028	515	517
Ginnie Mae I Pool 7% 4/15/2028	45	46
Ginnie Mae I Pool 7% 4/15/2028	26	26
Ginnie Mae I Pool 7% 4/15/2029	142	143
Ginnie Mae I Pool 7% 4/15/2032	300	305
Ginnie Mae I Pool 7% 4/15/2032	125	127
Ginnie Mae I Pool 7% 5/15/2029	168	169
Ginnie Mae I Pool 7% 5/15/2031	1,158	1,179
Ginnie Mae I Pool 7% 5/15/2032	105	106
Ginnie Mae I Pool 7% 6/15/2028	110	111
Ginnie Mae I Pool 7% 6/15/2028	51	52
Ginnie Mae I Pool 7% 6/15/2032	739	752
Ginnie Mae I Pool 7% 6/15/2032	280	286
Ginnie Mae I Pool 7% 7/15/2028	832	837
Ginnie Mae I Pool 7% 7/15/2028	182	183
Ginnie Mae I Pool 7% 7/15/2028	43	44
Ginnie Mae I Pool 7% 7/15/2029	143	145
Ginnie Mae I Pool 7% 7/15/2029	36	36
Ginnie Mae I Pool 7% 7/15/2031	683	694
Ginnie Mae I Pool 7% 7/15/2031	57	58
Ginnie Mae I Pool 7% 8/15/2028	763	770
Ginnie Mae I Pool 7% 8/15/2028	265	267
Ginnie Mae I Pool 7% 8/15/2028	53	54
Ginnie Mae I Pool 7% 8/15/2032	5,096	5,178
Ginnie Mae I Pool 7% 8/15/2032	131	134
Ginnie Mae I Pool 7% 8/15/2032	69	71
Ginnie Mae I Pool 7% 9/15/2028	400	403
Ginnie Mae I Pool 7% 9/15/2028	67	68
Uniform Mortgage Backed Securities 3% 9/1/2056 (e)	1,785,000	1,522,131
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (e)	1,540,000	1,366,449
Uniform Mortgage Backed Securities 4% 9/1/2056 (e)	2,500,000	2,282,324
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (e)	4,510,000	4,648,119
TOTAL UNITED STATES		68,689,084
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $69,702,229)		68,689,084

Commercial Paper - 0.1%
	Yield (%) (m)	Principal Amount (a)	Value ($)
Bacardi-Martini BV yankee 0% 9/29/2026	4.48	965,000	961,729
HCA Inc 0% 10/5/2026	4.22	1,130,000	1,125,344
International Flavors & Fragrances Inc 0% 10/19/2026	4.18	2,830,000	2,814,888
Keurig Dr Pepper Inc 0% 9/28/2026	4.21	2,710,000	2,701,160
Keurig Dr Pepper Inc 0% 9/29/2026	4.27	2,925,000	2,915,111
Stellantis Financial Services US Corp 0% 10/8/2026	4.44	2,760,000	2,747,240
Stellantis Financial Services US Corp 0% 9/23/2026	4.34	2,475,000	2,468,113
Stellantis Financial Services US Corp 0% 9/3/2026	4.50	605,000	604,784
Videotron Ltd yankee 0% 9/10/2026	4.33	1,120,000	1,118,665
Videotron Ltd yankee 0% 9/24/2026	4.30	1,585,000	1,580,419
Videotron Ltd yankee 0% 9/28/2026	4.25	660,000	657,779
TOTAL COMMERCIAL PAPER (Cost $19,696,534)			19,695,232

U.S. Treasury Obligations - 24.3%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.94	197,392,900	193,653,230
US Treasury Notes 3.5% 1/15/2029 (k)	3.64	450,000	441,141
US Treasury Notes 3.5% 12/15/2028	3.94 to 3.96	230,274,000	225,929,377
US Treasury Notes 3.5% 2/15/2029 (k)	3.79 to 4.32	454,262,000	444,946,081
US Treasury Notes 3.625% 8/15/2028	3.93 to 4.28	706,020,400	696,533,251
US Treasury Notes 3.75% 4/30/2028	3.98 to 4.21	196,397,400	194,586,861
US Treasury Notes 3.875% 5/15/2029	4.05 to 4.22	710,281,600	700,959,154
US Treasury Notes 4% 5/31/2028 (k)(n)	4.15 to 4.20	730,731,500	726,649,678
US Treasury Notes 4.125% 6/30/2028 (k)	4.11 to 4.33	142,800,000	142,264,500
US Treasury Notes 4.125% 7/15/2029	4.24	187,319,600	185,900,070
US Treasury Notes 4.125% 8/31/2028	4.34	45,310,000	45,124,158
US Treasury Notes 4.25% 7/31/2028	4.22 to 4.29	9,445,000	9,428,397
US Treasury Notes 4.25% 8/15/2029	4.40	390,197,800	388,551,653
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,974,863,970)			3,954,967,551

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o)	3.69	81,108,123	81,124,345
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(p)	3.60	824,979,290	824,979,290
Invesco Government & Agency Portfolio Institutional Class (p)	3.68	107,650,952	107,650,952
TOTAL MONEY MARKET FUNDS (Cost $1,013,750,131)			1,013,754,587

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,334,427,338)	16,276,088,233
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,789,610)
NET ASSETS - 100.0%	16,268,298,623

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	4,605	12/2026	945,320,156	(2,171,763)
Eurex Euro-Schatz Contracts (Germany)	1,150	9/2026	140,651,218	(157,439)
TOTAL LONG				(2,329,202)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(73)	12/2026	(7,866,891)	31,835
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(128)	12/2026	(14,016,000)	52,304
CBOT 5Y US Treasury Notes Contracts (United States)	(620)	12/2026	(65,569,844)	206,811
CBOT US Treasury Ultra Bond Contracts (United States)	(55)	12/2026	(6,060,313)	65,829
TOTAL SHORT				356,779
TOTAL FUTURES CONTRACTS				(1,972,423)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CHF	3,167,000	USD	3,929,301	Canadian Imperial Bank of Commerce	9/2026	343
EUR	8,344,000	USD	9,705,634	BNP Paribas SA	9/2026	(3,478)
JPY	3,700,500,000	USD	23,214,222	Royal Bank of Canada	9/2026	(61)
USD	6,453,447	AUD	8,972,000	Canadian Imperial Bank of Commerce	9/2026	26,615
USD	19,128,955	AUD	26,734,000	JPMorgan Chase Bank NA	9/2026	(21,171)
USD	5,976,410	AUD	8,359,000	JPMorgan Chase Bank NA	9/2026	(11,317)
USD	218,665,337	CAD	301,991,000	JPMorgan Chase Bank NA	9/2026	507,360
USD	42,645,171	CHF	34,106,000	JPMorgan Chase Bank NA	9/2026	326,122
USD	1,101,059,991	EUR	941,890,000	BNP Paribas SA	9/2026	5,858,179
USD	7,601,235	EUR	6,542,000	Canadian Imperial Bank of Commerce	9/2026	(5,609)
USD	265,103,036	GBP	194,458,000	JPMorgan Chase Bank NA	9/2026	1,604,570
USD	122,580,382	JPY	19,472,400,000	JPMorgan Chase Bank NA	9/2026	425,149

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						8,706,702
Unrealized Appreciation						8,748,338
Unrealized Depreciation						(41,636)

Credit Default Swaps
Underlying Reference	Rating(4)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(5)(3)	Value ($)(4)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA IG Series 46 Index	NR	6/2031	ICE	0.01%	Quarterly	33,618,000	49,646	0	49,646

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(5)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,124,874,115 or 13.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,319,193,042 or 8.1% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security.
(j)	Affiliated fund.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,752,001.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $7,157,911.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $773,654.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Floating Rate High Income Fund - Class Z	150,259,063	236,493,954	-	4,494,540	-	1,619,211	388,372,228	42,914,058
Fidelity Advisor Limited Term Bond Fund - Class Z	607,670,484	559,464,683	-	8,464,927	-	(6,661,324)	1,160,473,843	101,262,988
Fidelity Cash Central Fund	90,642,764	1,737,274,755	1,746,796,622	1,120,920	(1,008)	4,456	81,124,345	81,108,123
Fidelity Intermediate Bond Fund	175,060,751	66,868,946	-	1,868,972	-	(2,348,698)	239,580,999	23,627,318
Fidelity Investment Grade Securitized ETF	-	240,618,596	-	1,932,843	-	(3,374,518)	237,244,078	5,487,950
Fidelity Investments Money Market Government Portfolio - Institutional Class	83,025,277	1,915,295,252	1,173,341,239	3,116,309	-	-	824,979,290	824,979,290
Fidelity Low Duration Bond Factor ETF	194,821,416	502,396,139	-	5,233,607	-	(2,326,505)	694,891,050	13,897,821
Fidelity SAI Low Duration Bond Fund	603,307,217	600,626,426	-	7,626,561	-	(142,174)	1,203,791,469	120,138,869
Fidelity SAI Short-Term Treasury Bond Index Fund	365,384,431	168,284,253	-	3,284,267	-	(2,783,544)	530,885,140	53,408,968
Fidelity Short-Term Bond Index Fund	300,663,232	255,013,936	-	3,014,034	-	(2,515,426)	553,161,742	55,427,028
	2,570,834,635	6,282,336,940	2,920,137,861	40,156,980	(1,008)	(18,528,522)	5,914,504,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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